As filed with the Securities and Exchange Commission on April 26, 2000

                               Registration No. 333-44839


                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C.  20549

                                        FORM N-4
                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                             PRE-EFFECTIVE AMENDMENT NO.                 (   )
                                                          -----

                             POST-EFFECTIVE AMENDMENT NO.  3
                                                          --

(X )

                                                   and/or

                                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                                             COMPANY ACT OF 1940
(X)

                                            Amendment No.   20
                                                          ----
(X)
                               (Check appropriate box or boxes)


                                            MAXIM SERIES ACCOUNT
                                         (Exact name of Registrant)
                                 GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                             (Name of Depositor)
                                           8515 East Orchard Road
                                          Englewood, Colorado 80111
                      (Address of Depositor's  Principal Executive Offices) (Zip
                             Code) Depositor's Telephone Number,  including Area
                             Code:

                                               (800) 537-2033


                                             William T. McCallum
                                    President and Chief Executive Officer

                                 Great-West Life & Annuity Insurance Company
                                           8525 East Orchard Road

                                         Englewood, Colorado  80111
                                   (Name and Address of Agent for Service)

                                                  Copy to:

                                            James F. Jorden, Esq.
                             Jorden Burt Boros Cicchetti Berenson & Johnson LLP 1025 Thomas Jefferson Street, N.W., Suite 400 East
                                        Washington, D.C.  20007-0805


Title  of  Securities  Being  Registered:   Flexible  Premium  Deferred  Annuity
Contracts.

It is proposed that this filing will become effective (check appropriate space):

        _____  Immediately  upon filing  pursuant to paragraph  (b) of Rule 485.
        __X__ On May 1, 2000, pursuant to paragraph (b) of Rule 485. ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485. _____ On ____________, pursuant to paragraph (a)(1) of Rule 485. _____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485. _____ On ____________, pursuant to paragraph (a)(2) of Rule 485.

        If appropriate, check the following:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     Part A

                      Information Required in a Prospectus

                           The AICPA Variable Annuity

                  A flexible premium deferred variable annuity

                                 Distributed by

                           BenefitsCorp Equities, Inc.

                        ---------------------------------------------
                                    Issued by

                   Great-West Life & Annuity Insurance Company









OVERVIEW

This Prospectus describes The AICPA Variable Annuity--a flexible premium deferred annuity contract designed to help you in long-term financial planning. The Contract provides an annuity insurance contract whose value is based on the investment performance of Investment Divisions that you select. It is issued as a group contract by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A) and is issued to the American Institute of Certified Public Accountants. Depending on your state, members, spouses of members and employees of AICPA may be eligible to participate in The AICPA Variable Annuity. When you participate in The AICPA Variable Annuity, you will be issued a certificate showing your interest under the group contract--both the group contract and the certificate will be referred to as the "Contract" throughout this prospectus.

Who Should Invest

The Contract is designed for investors who are seeking long-term, tax-deferred asset accumulation with a wide range of investment options. It is intended for individuals who are affiliated with the American Institute of Certified Public Accountants.

Allocating Your Money

You can  allocate  your money among 8  Investment  Divisions of the Maxim Series
Account - each Investment Division invests all of its assets in one of 8 corresponding mutual funds ("Eligible Funds"). The Eligible Funds are:


Maxim Series Fund, Inc.: Maxim Money Market Portfolio; Maxim T. Rowe Price Equity/Income Portfolio; Maxim INVESCO Balanced Portfolio; Maxim Growth Index Portfolio Dreyfus Stock Index Fund: Dreyfus Stock Index Fund Janus Aspen Series:
Janus Aspen Flexible Income  Portfolio  Neuberger & Berman  Advisers  Management
Trust: Neuberger & Berman AMT Partners Portfolio Franklin Templeton Variable Insurance Product Trust : Templeton International Securities

Fund - Class 1

Payment Options

You may choose from a wide range of annuity options to provide flexibility in choosing an annuity payment schedule that meets your needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments.

For more information, please contact the Annuity Service Center.


This prospectus presents important information you should read before purchasing the Contract. Please read it carefully and keep it for future reference. You can find more detailed information about the Contract in the Statement of Additional Information dated May 1, 2000, and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this prospectus, which means it is legally a part of this prospectus, and may be obtained without charge by contacting the Annuity Service Center at 800-355-1608, or P.O. Box 1700, Denver, Colorado 80201. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and keep it for future reference.


The date of this Prospectus is May 1, 2000.

[PG NUMBER]





                                        3

                                TABLE OF CONTENTS

                                        6

Definitions..................................3
Key Features of the Contract.................5
    How to Invest............................5
    Allocation of Your Contributions.........5
    Free Look Period.........................5
    A Wide Range of Investment Choices.......5
    Charges and Deductions Under the Contract5
    Making Transfers.........................5
    Full and Partial Withdrawals.............5
       Payment Options.......................5
    Death Benefit............................5
    Customer Service.........................6
Fee Table....................................7
Eligible Fund Annual Expenses................7
Great-West Life & Annuity Insurance Company..9
The Series Account...........................9
The Eligible Funds..........................10
    Meeting Investment Objectives...........10
    Reinvestment............................10
  Where to Find More Information
    About the Eligible Funds................10
Application and Initial Contribution........11
Ongoing Contributions.......................11
Annuity Account Value.......................11
Transfers...................................12
    In General..............................12
    Possible Restrictions...................12
Dollar Cost Averaging.......................12
Rebalancer..................................13
Cash Withdrawals............................13
    Tax Consequences of Withdrawals.........14
Telephone Transactions......................14
Death Benefit...............................14
    Beneficiary.............................15
    Contingent Annuitant....................15

Charges and Deductions......................15
    Mortality and Expense Risk Charge.......16
    Certificate Maintenance Charge..........16
    Premium Tax.............................16
    Transfer Fee............................16
    Other Taxes.............................16
    Expenses of the Eligible Funds..........16
Periodic Withdrawals........................16
    Periodic Withdrawal Payment Options.....17
Annuity Payment Options.....................17
    Annuity Commencement Date...............17
    Annuity Payment Options.................17
    Annuity Options.........................17
    Variable Annuity Payment Options........17
    Variable Annuity Payment Provisions.....18
Federal Tax Matters.........................18
    Taxation of Annuities...................19
    Withdrawals.............................19
    Annuity Payments........................19
    Penalty Tax.............................19
    Taxation of death benefit proceeds......19
    Distribution at death...................19
    Transfers, Assignments or Exchanges.....20
    Multiple Contracts......................20
    Withholding.............................20
    Section 1035 Exchanges..................20
Seek Tax Advice.............................20
Assignments or Pledges......................20
Performance Data............................20
Distribution of the Contracts...............23
Voting Rights...............................23
Rights Reserved by Great-West...............23
Adding and Discontinuing Investment Options.24
Substitution of Investments.................24
Legal Matters...............................24
Available Information.......................24
Net Investment Factor...............Appendix A



  This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those

        contained           in this  Prospectus,  and,  if given  or made,  such
                            other information or representations must not be relied on.

                  The Contract is not available in all states.

DEFINITIONS

Accumulation Period

The period between the Effective Date and the Annuity Commencement Date. During this period, you are making Contributions to the Contract.

Accumulation Unit

An accounting measure used to determine the Annuity Account Value before the date annuity payments commence.

Annuitant

The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. Unless you elect otherwise, the Owner will be the Annuitant. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account

An account established by us in your name that reflects all account activity under this Contract.

Annuity Account Value

The total value of your Variable Sub-Accounts--less any withdrawals, amounts applied to an annuity option, charges deducted under the Contract, and any applicable Premium Tax.

Annuity Commencement Date

The date on which annuity payments commence under a payment option. The Annuity Commencement Date must be at least one year after the Effective Date. If you do not indicate an Annuity Commencement Date on your application or written Request to us and are not exercising a periodic withdrawal option, annuity payments will commence on the first day of the month of the Annuitant's 91st birthday. You may change the Annuity Commencement Date within 60 days prior to commencement of annuity payments or your Beneficiary may change it upon your death.

Payments made after the Annuity Commencement Date are referred to as annuity payments. Contractual rights that were available prior to electing an annuity option are no longer applicable after the Annuity Commencement Date.

Annuity Payment Period

The period beginning on the Annuity Commencement Date during which we make annuity payments.

Annuity Service Center

P.O. Box 1700, Denver, Colorado 80201, telephone 800-355-1608.

Annuity Unit

An accounting measure we use to determine the amount of any variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan

A plan which allows you to make automatic scheduled Contributions to the Contract. Contributions will be withdrawn from a designated pre-authorized account and automatically credited to your Annuity Account.

Beneficiary

The person(s) designated by you to receive any death benefit under the terms of the Contract.

Contingent Annuitant

The person named in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contract Anniversary Date

The anniversary of the Effective Date of your Contract.

Contributions

Amounts you pay to purchase a Contract.

Eligible Fund

A mutual fund in which an Investment Division invests all of its assets.

Effective Date

The date on which the initial Contribution is credited to your Annuity Account.

Investment Division

The Series Account is divided into Investment Divisions, one for each Eligible Fund. Each Investment Division invests all of its assets in the corresponding Eligible Fund. You select one or more Investment Divisions to which you allocate Annuity Account Value - your allocated Annuity Account Value will reflect the investment performance of the corresponding Eligible Funds.

Owner (Joint Owner) or You

The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife on the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payment Commencement Date

The date on which periodic withdrawals begin under a payout option. The Payment Commencement Date must be at least one year after the Effective Date.

While you are receiving periodic withdrawals you may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made. You may request that periodic withdrawals stop and you may change the withdrawal option and/or frequency once each calendar year.

Premium Tax

A tax charged by a state or other governmental authority. The range of Premium Taxes currently is 0% to 3.50% and may be assessed at the time you make a Contribution or when you make withdrawals or annuitize.

Request

Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and received at the Annuity Service Center (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable).

Series Account

The segregated account established by Great-West to provide the funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the various Investment Divisions.

Surrender Value

The Annuity Account Value on the effective date of the surrender.

Transaction Date


The date on which any Contribution or Request from you will be processed. Contributions and Requests received at the Annuity Service Center after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) will be deemed to have been received on the next business day. Transaction Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can submit transaction Requests only by automated voice response unit or by fully automated computer link.


Transfer

When you move money from and among the Investment Divisions.

Valuation Date


A date on which we calculate the value of the Investment Divisions. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). The day after Thanksgiving is a Valuation Date.


Variable Sub-Accounts

An account we maintain for you that reflects the value credited to you from an Investment Division.

KEY FEATURES OF THE CONTRACT

Following are some of the key features of The AICPA Variable Annuity. These topics are discussed in more detail throughout the prospectus so please be sure to read through it carefully.

How to Invest

You must  complete an  application  and pay by check or  Automatic  Contribution
Plan.

The minimum initial investment is:
o       $2,000
o       $1,000 if Contributions are made via Automatic Contribution Plan

The minimum ongoing Contribution:
o       $250
o       $100 per month if made via Automatic Contribution Plan

Allocation of Your Contributions

Your initial Contribution will be allocated to the Maxim Money Market Investment Division until the Transaction Date following the end of the free look period. At that time, your Annuity Account Value will be allocated to the Investment Divisions based on the instructions specified in your application. You can change your allocation instructions at any time by Request.

Free Look Period

The Contract provides for a free look period which allows you to cancel your Contract generally within 10 days of your receipt of the Contract. You can cancel the Contract during the free look period by delivering or mailing the Contract to the Annuity Service Center. The cancellation is not effective unless we receive the Contract in person or post-marked before the end of the free look period. If the Contract is returned, the Contract will be void from the start and the greater of the following will be refunded:

o Contributions received, less surrenders, withdrawals and distributions, or o The Annuity Account Value.

A Wide Range of Investment Choices

The Contract gives you an opportunity to select among eight different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds cover a wide range of investment choices. The distinct investment objectives and policies for each Eligible Fund are more fully described in the individual fund prospectuses. You can obtain the prospectuses by contacting Great-West.

The portion of your Annuity Account Value allocated to an Investment Division will vary with the investment performance of that Investment Division. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.

Charges and Deductions Under the Contract


You will pay no sales charges, redemption, or withdrawal charges. You will, however, pay the following annual charges: o A mortality and expense risk charge of 01.25% of the net assets in your Variable

    Sub-Accounts.

o A Certificate Maintenance Charge of up to $30 will be deducted annually from your Annuity Account Value. This charge is waived if your Annuity Account Value equals or exceeds $25,000.

o A Transfer fee of $10 for each Transfer in excess of twenty-four Transfers per calendar year.

Depending on your state of residence,  we may be required to deduct a charge for
Premium  Tax  from   Contributions  or  amounts  withdrawn  or  at  the  Annuity
Commencement Date.

Making Transfers

You can Transfer among the Investment Divisions as often as you like. Each Transfer in excess of 24 in a calendar year will be subject to a $10 charge.

Full and Partial Withdrawals

You may withdraw all or part of your Annuity Account Value before the earlier of the Annuity Commencement Date you selected or the Annuitant's or Owner's death.

Withdrawals may be taxable and if made prior to age 59 1/2, may be subject to a 10% federal penalty tax. There is no limit on the number of withdrawals you can make.

Payment Options

You may choose from a wide range of annuity options to provide flexibility in choosing an annuity payment schedule that meets your needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments.

Death Benefit

The amount of the death benefit, if payable before annuity payments commence, will be the greater of:

o the Annuity Account Value as of the date a Request for payment is received, less Premium Tax, if any; or

o   the  sum  of  Contributions   paid,  less  partial   withdrawals,   periodic
    withdrawals, any charges deducted under the Contract and Premium Tax, if any.

Customer Service

Professional representatives are available toll-free to assist you. If you have any questions about your Contract, please telephone the Annuity Service Center at 800-355-1608 or write to the Annuity Service Center at:

P.O. Box 1700
Denver, Colorado 80201

All inquiries should include the Contract number and your name as Owner. As an Owner, you will receive statements confirming any transactions relating to your Contract, as well as a quarterly statement and annual reports.

                                        9

FEE TABLE1


The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract1We may be required to pay state Premium Taxes currently ranging from 0% to 3.50% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur at the time you make a Contribution, from amounts withdrawn, or from amounts applied on the Annuity Commencement Date as appropriate.1 The table and examples reflect expenses related to the Investment Divisions and the Eligible Funds.


Owner transaction expenses


Sales load                                     None
Surrender fee                                  None
Transfer fee (first 24 per year2)              None
Annual Certificate Maintenance Charge2          $30.00



Investment Division annual expenses (as a percentage of average account assets) Mortality and expense risk charge 0.50% Administrative expense charge 0.00% Total Investment Division annual expenses 0.50%


ELIGIBLE FUND ANNUAL EXPENSES4

  (as a percentage of Eligible Fund net assets, before reimbursements for the period ended December 31,
                                                  1999)

------------------------------------------------ -------------- ----------- -------- ---------------------
                   Portfolio                      Management    Other       Distrib-uTotal eligible fund
                                                     fees        expenses   (12b-1)        expenses
                                                                             fees

------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Maxim Money Market Portfolio                         0.46%         -           -
                                                                                     0.46%

------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Janus Aspen Flexible Income Portfolio                0.65%        0.07%        -             0.72%
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Maxim T. Rowe Price Equity/Income Portfolio          0.80%       0.08%         -             0.88%
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Maxim INVESCO Balanced Portfolio                     1.00%         -           -             1.00%
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Dreyfus Stock Index Fund                             0.25%        0.01%        -             0.26%
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Maxim Growth Index Portfolio                         0.60%         -           -             0.60%
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------
Neuberger & Berman AMT Partners Portfolio            0.80%        0.07%        -             0.87%
------------------------------------------------ -------------- ----------- -------- ---------------------
------------------------------------------------ -------------- ----------- -------- ---------------------

Templeton International Securities Fund (Class       0.69%        0.19%        -             0.88%

1)

------------------------------------------------ -------------- ----------- -------- ---------------------





                                    Examples

If you retain,  annuitize or surrender the Contract at the end of the applicable time  period,  you  would  pay the  following  fees  and  expenses  on a  $1,000 investment,  assuming a 5% annual return.  These examples assume that no Premium
Taxes have been assessed.

------------------------------------------------- ----------- ------------- ------------- ----------------
              Investment Divisions                  1 year      3 years       5 years        10 years
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim Money Market Portfolio                          $12           $39           $71           $177
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Janus Aspen Flexible Income Portfolio                 $15           $48           $87           $214
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim T. Rowe Price Equity/Income Portfolio           $16           $53           $96           $237
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim INVESCO Balanced Portfolio                      $18           $57          $103           $253
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Dreyfus Stock Index Fund                              $10           $33           $59           $148
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim Growth Index Portfolio                          $13           $44           $80           $197
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Neuberger & Berman AMT Partners Portfolio             $16           $53           $96           $235
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------

Templeton International Securities Fund (Class        $16                                       $237
1)*                                                              $53           $96

------------------------------------------------- ----------- ------------- ------------- ----------------
* Formerly Templeton International Fund (Class 1).

These examples, including the assumed rate of return, should not be considered representations of past or future expenses or performance. Actual expenses paid and performance achieved may be greater or less than those shown.

                                       21

GREAT-WEST LIFE ANNUITY INSURANCE COMPANY

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to
Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado.

Great-West is an indirect, wholly owned subsidiary of The Great-West Life Assurance Company ("Great-West Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, Jr. through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

THE SERIES ACCOUNT

We established the Maxim Series Account in accordance with Kansas law on June 24, 1981. The Series Account now exists pursuant to Colorado law as a result of the redomestication of Great-West.

The Series Account consists of the Investment Divisions and is registered with the Securities and Exchange. Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the Series Account or Great-West.

The Series Account is organized as a "separate account" of Great-West under Colorado law. The Series Account and its Investment Divisions are administered and accounted for as part of the general business of Great-West. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division in accordance with the terms of the Contracts, without regard to other income, gains or losses arising out of any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct.

We do not guarantee the investment performance of the Investment Divisions. Your Annuity Account Value and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Therefore, Owners bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account currently has 8 Investment Divisions available for allocation of Contributions. Each Investment Division invests exclusively in shares of one Eligible Fund. If we decide to make additional Investment Divisions available in the future, we may or may not make them available to existing Owners, based on our assessment of marketing needs and investment conditions.

THE ELIGIBLE FUNDS

Each Investment Division invests in a single Eligible Fund. Each Eligible Fund is a separate mutual fund having its own investment objectives and policies. The Eligible Funds are each registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices of the Eligible Funds by the SEC.

Some of the Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy: o the Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Shares of the Maxim Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

o the Janus Aspen Flexible Income Portfolio seeks to obtain maximum total return consistent with the preservation of capital. The Portfolio pursues its objective primarily through investments in income-producing securities.

o the Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also capital appreciation. This portfolio invests primarily in dividend-paying common stocks of established companies.

o the Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests 50% to 70% in common stocks and at least 25% in fixed income securities.

o the Dreyfus Stock Index Fund's investment objective seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the Index. o the Maxim Growth Index Portfolio seeks investment results that, before fees, track the total return of the common stocks that comprise the Russell 1000 Growth Index. The Russell 1000 Growth Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting growth potential. The Frank Russell Company is not a sponsor of, or in any other way affiliated with the Portfolio or the Fund.


o the Neuberger & Berman AMT Partners Portfolio seeks capital growth. This investment objective is non-fundamental. Neuberger & Berman AMT Partners Portfolio invests principally in common stocks of medium to large capitalization established companies using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. o the Templeton International Securities Fund's investment objective is long-term capital growth. This Fund invests primarily in stocks of companies outside the United States, including emerging markets Any income realized will be incidental.


Meeting Investment Objectives

The ability of the Eligible Funds to meet their investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of the Eligible Funds will achieve their stated objectives.

Reinvestment

All dividend and capital gain distributions made by an Eligible Fund will be automatically reinvested in shares of the Eligible Fund on the date of the distribution.

Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current Prospectuses for the Eligible Funds, which can be obtained by calling the Annuity Service Center at 800-355-1608, or by writing to the Annuity Service Center, P.O. Box 1700, Denver, Colorado 80201. The Eligible Funds' Prospectuses should be read carefully before you make a decision to invest in an Investment Division.

APPLICATION AND INITIAL CONTRIBUTION

The first step to purchasing the Contract is to fill out your application. When you submit it, you must make your initial Contribution of:

o       $2,000
o       $1,000 if you are setting-up an Automatic Contribution Plan

All checks should be made payable to Great-West. When you sign up for an Automatic Contribution Plan, we take the amount of money you designate for your ongoing Contributions directly from your bank or savings account. You can designate the date you would like your ongoing Contributions deducted from your account each month.

If your application is complete, including your initial Contribution, generally, your Contract will be issued and your Contribution will be credited within two business days after our receipt. Acceptance is subject to our receipt of sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

If your application is incomplete, Great-West will contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you your initial Contribution and application unless you consent to our retaining the initial Contribution and crediting it as soon as we have your completed application.

During the ten-day (or longer where required by law) free look period, you may cancel your Contract within ten days after your receipt of the Contract. During the free look period, all Contributions will be processed as follows:

o Amounts you allocate to the Investment Divisions will first be allocated to the Maxim Money Market Investment Division until the Transaction Date following the end of the free look period. On that date, the Annuity Account Value held in the Maxim Money Market Investment Division will be allocated to the Investment Division(s) you selected.

o During the free look period, you may change the Investment Divisions in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.

Any returned Contracts will be void from the start and the greater of the following will be refunded:

o Contributions received less surrenders and withdrawals, or o The Annuity Account Value.

If you exercise the free look privilege, you must return the Contract. We must receive it in person or post-marked prior to the end of the free look period.

ONGOING CONTRIBUTIONS

You can make additional Contributions at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Subsequent Contributions must be at least $250 or $100 per month if made via an Automatic Contribution Plan. Subsequent Contributions will be credited on the Transaction Date. You can make total Contributions in excess of $1,000,000 with our prior approval.

Great-West reserves the right to modify the limitations set forth in this section.

ANNUITY ACCOUNT VALUE

Before the Annuity Commencement Date, your Annuity Account Value is the total dollar amount of all Accumulation Units in your Variable Sub-Accounts.

Each Variable Sub-Account's value prior to the Annuity Commencement Date is equal to:

o    net Contributions allocated to the corresponding Investment Division,

o plus or minus any increase or decrease in the value of the assets of the Variable Sub-Account due to investment results,

o       minus the daily mortality and expense risk charge,

o minus reductions for the Certificate Maintenance Charge deducted on each Contract Anniversary Date,

o       minus any applicable Transfer fees and
o       minus any withdrawals or Transfers from the Variable Sub-Account.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A valuation period is the period between two successive Valuation Dates.

Your Annuity Account Value reflects the investment performance of the selected Investment Division(s).

Upon allocating Contributions to an Investment Division you will be credited with variable accumulation units in that Investment Division. The number of Accumulation Units credited to you is determined by dividing the portion of each Contribution allocated to the Investment Division by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

We calculate each Investment Division's Accumulation Unit value at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Investment Division's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix A.

TRANSFERS

In General

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Investment Divisions by telephone or by sending a Request to the Annuity Service Center or by calling KeyTalkTM - the voice response unit - at 800-355-1608. Your Request must specify:

o       the amounts being transferred,
o       the Investment Division(s) from which the Transfer is to be made, and
o       the Investment Division(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions during any calendar year. However, we reserve the right to limit the number of Transfers you make. Transfers will be effective on the Transaction Date.

There is no charge for the first twenty-four Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twenty-four free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

Transfers will result in the purchase and cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and cancellation of such units is made using the Annuity Account Value as of the end of the Valuation Date on which the Transfer is effective.

Possible Restrictions

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.

Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management.

Although you can Request a Transfer by telephone, we reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to any terms and conditions imposed by the Eligible Funds.

DOLLAR COST AVERAGING

Dollar cost averaging allows you to make systematic Transfers from one available Investment Division to another Investment Division. Dollar cost averaging allows you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter (if the 9th is not a Valuation Date, on the next immediately following Valuation Date). Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume as of the next frequency period once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity. There is no fee associated with dollar cost averaging. Dollar cost averaging Transfers are not counted against the twenty-four free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be transferred out of the selected Investment Division is $100 per month.

o You must: (1) specify the dollar amount to be transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money.

You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time and for any reason.

Dollar cost averaging permits you to Transfer your Variable Account Value at regular intervals from one or more Investment Divisions to other Investment Divisions. Doing so allows you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time. Please note that dollar cost averaging does not assure a greater profit or any profit, and will not prevent or necessarily alleviate losses in a declining market.

REBALANCER

Over time, differences in the investment results of the Investment Divisions will cause the actual allocation of your assets to differ from your selected asset allocation percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to Rebalance only once, the Transfer will take place on the Transaction Date of the Request. There is no charge associated with Rebalancer. However, one-time Rebalancer Transfers count toward the twenty-four free Transfers allowed in a calendar year. As a result, you would only incur a charge in connection with a one-time Rebalancer Transfer if you made more than twenty-three other Transfers in the same calendar year.


If you select to Rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter (if the 9th is not a Valuation Date, on the next immediately following Valuation Date). Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual rebalancer Transfers will not count toward the 24 free Transfers.


On a Rebalancing Transaction Date, your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. Rebalancer will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions:


Your entire Annuity Account Value must be included.


o You must specify the percentage of your Annuity Account Value you'd like allocated to each Investment Division and the frequency of Rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate Rebalancer at any time and for any reason.

Rebalancer permits you to rebalance your Variable Account Value so that you may maintain your chosen percentage allocation among Investment Divisions. Please note, Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

CASH WITHDRAWALS

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Annuity Service Center. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, on the effective date of surrender, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn.

Partial withdrawals are unlimited. However, you must specify the Investment Division(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000 we may require a full surrender. The minimum partial withdrawal is $250.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request for a withdrawal will be denied.

After a withdrawal of all your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax Consequences of Withdrawals Withdrawals made for any purpose may be taxable.

In addition, the Internal Revenue Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal subject to an additional federal tax of 10%.

 . Some states also require withholding for state income taxes. For details about state withholding, please see "Federal Tax Matters."

TELEPHONE TRANSACTIONS

You may make Transfer Requests by telephone or by using KeyTalkTM. The cut off time for telephone Transfer Requests is 4:00 p.m. Eastern time. Requests made via telephone are effective on the Transaction Date.

We will use reasonable procedures to confirm that instructions communicated by telephone are genuine, such as:

o  requiring   some  form  of  personal   identification   prior  to  acting  on
instructions, o providing written confirmation of the transaction and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

DEATH BENEFIT

Death Benefit Payments--After Annuity Commencement Date

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, payments will continue to the Beneficiary under the payment option applicable to the Annuitant on the Annuitant's date of death. The Beneficiary cannot change the method of distribution in effect on the date of the Annuitant's death or elect a new payment option.

Death Benefit Payments--Before Annuity Commencement Date

If the Owner of the Contract or the named Annuitant dies before the Annuity Commencement Date, a death benefit may be payable. The rules applicable in various circumstances are described below.

Death of Owner-Annuitant Before the Annuity Commencement Date

If an Owner-Annuitant dies before the Annuity Commencement Date, and if the surviving spouse of the Owner-Annuitant is the sole Beneficiary, then the surviving spouse will become the new Owner and Annuitant and the Contract will continue in force. If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force. If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the death benefit or continue the Contract in force.

In all other cases, we will pay the death benefit to the Beneficiary, unless the sole Beneficiary is the deceased Owner's surviving spouse and the Beneficiary requests to become the Owner and Annuitant and to continue the Contract in force.

Death of Non-Annuitant Owner Before the Annuity Commencement Date

If the Owner of the Contract who is not the Annuitant dies before the Annuity Commencement Date, the Company will pay the death benefit described under the Contract as follows: o First, to the surviving Joint Owner.

o If there is no surviving Joint Owner, then to the Contingent Owner. o If there is no Contingent Owner, then to the Annuitant.

If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse shall be treated as the Owner and will be allowed to continue the Contract.

Death of Non-Owner Annuitant Before the Annuity Commencement Date

If a Non-Owner Annuitant dies before the Annuity Commencement Date, and if no Contingent Annuitant has been named and is then living, the Company will pay the death benefit under the Contract to the Beneficiary. If a Contingent Annuitant has been named prior to the Annuitant's death and is living at the time the Annuitant dies, then no death benefit will be payable by reason of the Annuitant's death and the Contingent Annuitant will become the Annuitant.

Death Benefit Computation and Procedure

If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant (where there is no Contingent Annuitant) dies before the Annuity Commencement Date, the death benefit will be the greater of:

o the Annuity Account Value as of the date of the Request, less Premium Tax, if any; or

o the sum of Contributions paid, less partial withdrawals, periodic payments, and Premium Tax, if any.

No Surrender Charge will apply to the amounts payable to a Beneficiary.

The death benefit proceeds payable to a Beneficiary will remain invested in accordance with the allocation instruction given by the Owner until either: o new allocation instructions are requested by the Beneficiary; or o the death benefit is actually paid to the Beneficiary

The death benefit will become payable following receipt by the Company of the Beneficiary's request. Unless otherwise specified by the Owner prior to the Annuitant's death, the Beneficiary may elect, within 60 days after proceeds are payable, to receive:

o       payment in a single sum; or
o       payment under any of the payment options provided under the Contract.

Any payment of benefits under the Contract must satisfy the requirements of the Internal Revenue Code and any other applicable federal or state laws, rules or regulations. All distributions of death benefits upon a Contract Owner's death before the Annuity Commencement Date (or upon the death of a Non-Owner
Annuitant, where there is no Contingent Annuitant, if the Owner is a non-individual entity, such as a trust or estate) must be made pursuant to
Section 72(s) of the Internal Revenue Code. These requirements are met if the entire amount is paid on or before December 31 of the year containing the fifth anniversary of the Owner's death. This rule, called the 5-year rule, always applies to payments due to non-individual entities. However, if the person entitled to receive payments required under Section 72(s) of the Internal Revenue Code is an individual, the 5-year rule will not apply if an election is made to begin taking substantially equal periodic payments no later than one year after the Owner's death. Payments may be paid over a period not exceeding the life or life expectancy of such person.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any death benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Service Center, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the death benefit proceeds to the Owner's estate.

Contingent Annuitant

While the Annuitant is living, the Owner(s) may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed at the Annuity Service Center, unless a certain date is specified by the Owner(s).

CHARGES AND DEDUCTIONS

You will not pay any charges at the time you make a Contribution except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

You pay the following charges under your Contract:
o       charges for our assumption of mortality and expense risks
o       a Certificate Maintenance Charge

You may also pay the following:
o deductions for Premium Tax, if applicable (depending on your state of residence), and o deductions for Transfers (only if you exceed 24 in a calendar year).

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) at the end of each Valuation Period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.50% of the value of the net assets in your Variable Sub-Account(s). We guarantee that this charge will never increase.

o The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Contract.

o   The  expense  risk  assumed  is  the  risk  that  our  actual   expenses  in
    administering the Contract and the Series Account will be greater than anticipated.

The Mortality and Expense Risk Charge is reflected in the unit values for each of your Variable Sub-Accounts.

Certificate Maintenance Charge

We currently deduct a $30 annual Certificate Maintenance Charge from the Annuity Account Value on each Contract Anniversary Date. This charge partially covers our costs for administering the Contracts and the Series Account. This charge will cease to apply after the Annuity Commencement Date.

The Certificate Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Money Market Investment Division. If you do not have sufficient Annuity Account Value allocated to the Money Market Investment Division to cover the Certificate Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Variable Sub-Accounts.

The Certificate Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $25,000 on your Contract Anniversary Date. If your Annuity Account Value falls below $25,000 due to withdrawals or charges, the Certificate Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $25,000.

Premium Tax

We may be required to pay state Premium Taxes currently ranging from 0% to 3.50% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur at the time you make a Contribution, from amounts withdrawn, or from amounts applied on the Annuity Commencement Date.

Transfer Fee


There will be a $10 charge for each Transfer in excess of 24 Transfers in any calendar year.


Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Fund's fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

PERIODIC WITHDRAWALS

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option.

In requesting periodic withdrawals, you must elect:

o The withdrawal frequency of either 12-, 6-, 3- or 1-month intervals o A withdrawal amount--a minimum of $100 is required o The calendar day of the month on which withdrawals will be made o One withdrawal option o To allocate your withdrawals from your Variable Sub-Account(s) by

    a) prorating the amount to be paid across all Variable Sub-Accounts in proportion to the assets in each sub-account or b) selecting the Variable Sub-Account(s) from which withdrawals will be made. Once the Variable Sub-Accounts have been depleted, we will automatically prorate the remaining withdrawals against all remaining available Variable Sub-Accounts unless you request the selection of another Variable Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made.

o You may keep the same investment options as were in force before periodic withdrawals began.

o Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

o the amount elected to be paid under the option selected has been reduced to zero.

o       the Annuity Account Value is zero.

o       You request that withdrawals stop.

o       You or the Annuitant dies.

Periodic Withdrawal Payment Options

If  you  choose  to  receive   payments  from  your  annuity  through   periodic
withdrawals, you may select from the following payment options:

Income for a specified period (at least 36 months)
You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)
You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form for a period of at least 36 months Any other form of periodic withdrawal acceptable to Great-West.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% penalty for early withdrawal. A competent tax adviser should be consulted before a periodic withdrawal option is requested.

ANNUITY PAYMENT OPTIONS

Annuity Commencement Date

You can choose the date you would like annuity payments to start either when you purchase the Contract or at a later date. The date you choose must be at least one year after your initial Contribution. If you do not select an annuity start date, payments will begin on the first day of the month of the Annuitant's 91st birthday.

If you have not elected a payment option within 30 days of the Annuity Commencement Date, your Annuity Account Value held in the Variable Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

Annuity Options

You can choose your annuity payment option either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

The  amount  to be  paid  out is  the  Annuity  Account  Value  on  the  Annuity
Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a cash withdrawal.

Under an annuity payment option, you can receive payments monthly, quarterly, semi-annually or annually. Payments to be made under the annuity payment option you select must be at least $50. We reserve the right to make payments using the most frequent payment interval which produces a payment of at least $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from us.

For annuity options involving life income, the actual age and/or gender of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the minimum interest rate allowed by law.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

If you elect a variable  annuity,  then the amount to be paid out is the Annuity
Account  Value  held  in  the  Variable   Sub-Account(s),   as  of  the  Annuity
Commencement Date, less any applicable Premium Tax.

Variable Annuity Payment Options

Variable life annuity with guaranteed period

This option provides for monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. Upon the death of the Annuitant, the amounts payable under this payment option will be paid to the Beneficiary until the guaranteed period has expired.

Variable life annuity

This option provides for monthly payments during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment is due. Upon the death of the Annuitant, all payments stop and no amounts are payable to the Beneficiary.

Any Other Form

Any other form of variable annuity which is acceptable to us.

Variable Annuity Payment Provisions

Amount of first payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

Annuity Units

The number of Annuity Units paid to the Annuitant for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its annuity unit value on the 5th valuation date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

Amount of payments after the first payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th valuation date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Transfers after the Annuity Commencement Date

Once annuity payments have begun, Transfers may be made within the variable annuity payment option among the Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Other restrictions

Once payments start under the annuity payment option you select:
o       no changes can be made in the payment option,
o       no additional Contributions will be accepted under the Contract and

o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax-Matters" below for details.

FEDERAL TAX MATTERS

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about tax implications relating to the ownership or use of the Contracts you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") only. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.

Taxation of Annuities

In General

Section 72 of the Internal Revenue Code governs taxation of annuities. You, as a "natural person" will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). However, under certain circumstances, you may be subject to taxation currently. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

If you are not a natural person (for example, a corporation), you generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" during each taxable year. The rule does not apply where the non-natural person is the stated owner of a Contract and the beneficial owner is a natural person.

The rule also does not apply where:

o       The annuity Contract is acquired by the estate of a decedent.
o       The Contract is a qualified funding asset for a structured settlement.

o The Contract is purchased on behalf of an employee upon termination of a qualified plan.

If you are a non-natural person, you may wish to discuss these matters with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

With respect to Non-Qualified Contracts, partial withdrawals, including periodic withdrawals, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Annuity payments

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. After the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the Contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

Penalty tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o Made on or after the date on which the recipient of payments under the Contract attains age 59 1/2.

o Made as a result of death of the Owner or disability of the recipient of payments under the Contract.

o Received in substantially equal periodic payments (at least annually) for your life expectancy or the joint life expectancies of you and the Beneficiary.

Other   exemptions  or  tax  penalties  may  apply  to   distributions   from  a
Non-Qualified Contract. For more details regarding these exemptions or penalties consult a competent tax adviser.

Taxation of death benefit proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution at death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: o If the Owner dies on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

o If the Owner dies before the date annuity payments start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of your spouse as Owner.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Transfers, Assignments or Exchanges

A Transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus. If you are considering any of these types of changes, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts


All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution. You should consult a tax adviser before purchasing more than one Contract.


Withholding

Annuity distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.

SEEK TAX ADVICE

The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A competent tax adviser should be consulted for further information.

ASSIGNMENTS OR PLEDGES

Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant.

If a Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Service Center. All assignments are subject to any action taken or payment made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Money Market Investment Division. These figures will be based on historical information and are not intended to indicate future performance.

The yield of the Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield of a non-Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each 30-day period over a period of 12 months and is shown as a percentage of the investment.

The yield calculations do not reflect the effect of any Premium Tax that may be applicable to a particular Contract. To the extent that Premium Taxes are applicable to a particular Contract, the yield of that Contract will be reduced.


Below is a table of performance related information for the Maxim Money Market Investment Division for the period ended December 31, 1999.


    Investment         Yield      Effective
     Division                       Yield

Maxim Money Market     4.71%        4.83%


The table on the following page illustrates standardized and non-standardized average annual total return for one-, , five- and ten-year periods (or since inception, as appropriate) ended December 31, 1999. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.


Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Investment Division and the non-standardized data is calculated from the inception of the Eligible Fund and includes periods preceding the inception date of the Investment Division. . For additional information regarding yields and total returns calculated using the standard methodology briefly described herein, please refer to the Statement of Additional Information.

A


                                Average Annual Total Return for the Period Ended December 31, 1999

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
         Investment Division               1         5         10           Since          Inception         Since        Inception
                                          year     years     years      Inception of        Date of      Inception of      Date of
                                                                         Investment        Investment     Underlying     Underlying
                                                                          Division          Division         Fund           Fund

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Janus Aspen Flexible Income Portfolio    0.90%     10.12%     N/A           0.91%           1/04/99          7.76%         9/13/93
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
Maxim T. Rowe Price Equity/Income        2.68%     17.43%     N/A          16.49%           11/01/94        16.49%        11/01/94
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
Maxim INVESCO Balanced                   15.94%     N/A       N/A          19.48%           10/01/96        19.48%        10/01/96
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
Dreyfus Stock Index Fund                 19.77%    27.18%    16.88%        19.78%           1/04/99         16.65%         9/29/89
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
Maxim Growth Index                       26.00%    29.15%     N/A          32.76%           1/15/98         23.64%        12/01/93
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
Neuberger & Berman AMT Partners          6.63%     20.20%     N/A           6.64%           1/04/99         16.66%         3/22/94
Portfolio
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Templeton International Securities      22.64%     16.38%     N/A          22.65%           1/04/99         14.54%         5/01/92
Fund (Class 1)1

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------


1. Previosuly Templeton International Fund.



The Contracts have been offered to the public since September 1, 1998. The results for any period prior to the Contracts being offered is calculated as if the Contracts had been offered during that period (which they were not), deducting all recurring charges assessed under the Contracts, including the annual Certificate Maintenance Charge, and the daily mortality and expense risk charge of 0.50%.

Performance information and calculations for any Investment Division are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to an Investment Division during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Eligible Funds in which the Investment Division invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an

o investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also disclose cumulative (non-annualized) total returns, yield and standardized and non-standardized total returns for the Investment Divisions.

We may also advertise performance figures for the Investment Divisions based on the performance of an Eligible Fund prior to the time the Series Account commenced operations.

For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Contracts. BCE is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Englewood, Colorado 80111. BCE is an indirect wholly owned subsidiary of GWL&A. There are no commissions paid to dealers.

VOTING RIGHTS

In general, you do not have a direct right to vote the Eligible Fund shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares of an Eligible Fund to which you have allocated Annuity Account Value. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Variable Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payments are made.

Voting instructions will be solicited by written communication in accordance with procedures established by the respective Eligible Funds. Shares for which we do not receive timely instructions and shares held by us as to which Owners have no beneficial interest, will be voted by us in proportion to the voting instructions received for all Contracts participating in the Investment Division. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Owners have no voting rights in Great-West.

RIGHTS RESERVED BY GREAT-WEST


We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:


o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.


o To transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts; or to add, combine or remove Investment Divisions of the Series Account.


o To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a Valuation Date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

ADDING AND DISCONTINUING INVESTMENT OPTIONS

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division.

When we inform you that we are discontinuing an Investment Division to which you are allocating money, we will ask that you promptly submit alternative
allocation   instructions.   If  we  do  not  receive  your  changed  allocation
instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division before the effective date of the notice may be kept in those Investment Divisions, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

If we determine to make new investment options available under the Contracts, in our sole discretion we may or may not make those new investment options available to you.

SUBSTITUTION OF INVESTMENTS

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Additionally, statements in this Prospectus about the content of the Contract and other legal instruments are summaries. Please refer to the Registration Statement and its exhibits for further information. You can review the Registration Statement and its exhibits at the offices of the Commission located at 450 Fifth Street, N.W., Washington, D.C.

The Statement of Additional Information is incorporated in this prospectus in its entirety, which means that it is legally part of this prospectus.

                                   APPENDIX A

The following formula is what we use to calculate the value of an Accumulation Unit. The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

    (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

    (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. The effective annual rate of this charge is 0.50%.

    The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

        The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

[Back Cover]

The Securities and Exchange Commission maintains an Internet web site (http://www.sec.gov) that contains additional information about Great-West Life & Annuity Insurance Company, the Contract and the Series Account which may be of interest to you. The web site also contains additional information about the Eligible Funds.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                              MAXIM SERIES ACCOUNT

                                 Contracts Under

                            Flexible Premium Deferred

                           Variable Annuity Contracts

                                    issued by

                   Great-West Life & Annuity Insurance Company

                              8515 E. Orchard Road

                                   Englewood, Colorado 80111
               Telephone:    (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)

                       STATEMENT OF ADDITIONAL INFORMATION


        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May, 1, 2000 which is available without charge by contacting the Annuity Service Center, P.O. Box 1700, Denver Colorado 80201 or at 800-355-1608.

                                   May 1, 2000


                                TABLE OF CONTENTS

                                                                       Page

GENERAL INFORMATION....................................................B-3
CALCULATION OF ANNUITY PAYMENTS........................................B-3
POSTPONEMENT OF PAYMENTS...............................................B-3
SERVICES...............................................................B-3
        - Safekeeping of Series Account Assets.........................B-4
        - Experts......................................................B-4
        - Principal Underwriter........................................B-4
WITHHOLDING............................................................B-4
CALCULATION OF PERFORMANCE DATA........................................B-5
FINANCIAL STATEMENTS...................................................B-7



                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                         CALCULATION OF ANNUITY PAYMENTS

               The Company converts the Accumulation Units for each of the Owner's Variable Sub-Accounts into Annuity Units for each Variable Sub-Account at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by the sub-account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the annuity payment period.

               The first payment under a variable annuity payment option will be based on the value of each Variable Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Variable Sub-Account.

                            POSTPONEMENT OF PAYMENTS

               With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

        A.     Safekeeping of Series Account Assets

               The assets of Maxim Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.

        B.     Experts

               Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


               The consolidated financial statements of GWL&A as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the statement of assets and liabilities of Maxim Series Account as of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period ended December 31, 1999 included in this SAI have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


        C.     Principal Underwriter

        The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"). BCE is a Delaware corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

                                   WITHHOLDING

               Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

               Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Investment Division
-----------------------------------------------------------------------------

        The yield quotation for the Money Market Investment Division will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

     B.   Total Return and Yield Quotations for All Investment  Divisions (Other
          than                                                             Money
   ----------------------------------------------------------------------------
          Market) -------

        The total return quotations for all Investment Divisions, other than the Money Market, will be average annual total return quotations for the one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000

                      T =    average annual total return

                      N =    number of years

                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


        Yield quotations for these Investment Divisions are based on a thirty-day periodand are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                                  YIELD = 2[((a-b)cd +1)6 -1]

        Where:        a =    net   investment   income   earned   during  the  period  by  the
                             corresponding  portfolio  of  the  Fund  attributable  to  shares owned by the Investment Division.

                      b =    expenses accrued for the period (net of reimbursements).

                      c =    the  average  daily  number  of  Accumulation  Units  outstanding during the period.

                      d =    the  maximum  offering  price per  Accumulation  Unit on the last day of the period.


For purposes of the yield quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size.

                                           FINANCIAL STATEMENTS

        The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                              MAXIM SERIES ACCOUNT

                                       OF

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                       FINANCIAL STATEMENTS FOR THE YEARS


                        ENDED DECEMBER 31, 1999 AND 1998

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
   Maxim Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 1999, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1999, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with generally accepted accounting principles.

February 22, 2000

MAXIM SERIES ACCOUNT OF

              GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER  31, 1999


---------------------------------------------------------------------------------------------------------------


MAXIM SERIES I

ASSETS

                                                                           Shares       Cost         Value

Investments in underlying affiliated funds:

Maxim Series Fund, Inc.             Bond Portfolio / Qualified                        $           $
                                                                             5,025        6,005          5,739
Maxim Series Fund, Inc.             Bond Portfolio/ Non-Qualified

                                                                           121,647      144,596        138,930
Maxim Series Fund, Inc.             Money Market Portfolio /
                                    Non-Qualified                           33,864       33,911         33,881
Maxim Series Fund, Inc.             Stock Index Portfolio / Qualified

                                                                             4,393       22,533         17,767
                                                                                         -------        ------

Total Investments                                                                     $
                                                                                     ==
                                                                                        207,045        196,317
                                                                                        ========

Other assets and liabilities:
  Investment Income Due and Accrued

                                                                                                             4

  Due from Great-West Life & Annuity Insurance Company

                                                                                                           280

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                                    $
                                                                                                 ==
                                                                                                       196,601

See notes to financial statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER  31, 1999


---------------------------------------------------------------------------------------------------------------


MAXIM SERIES II

ASSETS

                                                                            Shares       Cost        Value

Investments in underlying affiliated funds:

Maxim Series Fund, Inc.      Bond Portfolio / Qualified                               $            $
                                                                             976,621   1,186,976     1,115,368
Maxim Series Fund, Inc.      Bond Portfolio / Non-Qualified

                                                                             932,015   1,132,911     1,064,424
Maxim Series Fund, Inc.      Money Market Portfolio / Qualified

                                                                           1,049,120   1,054,787     1,049,653
Maxim Series Fund, Inc.      Money Market Portfolio / Non-Qualified

                                                                           1,303,941   1,304,217     1,304,603
Maxim Series Fund, Inc.      Stock Index Portfolio / Qualified

                                                                           3,986,667   9,822,798    16,123,731
Maxim Series Fund, Inc.      Stock Index Portfolio / Non-Qualified

                                                                           2,807,321   6,419,295    11,353,970
Maxim Series Fund, Inc.      U.S. Government Securities Portfolio /
                             Qualified                                     2,338,461   2,571,803     2,445,824
Maxim Series Fund, Inc.      U.S. Government Securities Portfolio /
                             Non-Qualified                                 3,791,987   4,146,104     3,966,083

Investments in underlying funds:
American Century VP Funds    VP Capital Appreciation Fund / Qualified
                                                                              36,101     385,300       535,741
                                                                                         --------      -------

Total Investments

                                                                                     $28,024,191    38,959,397
                                                                                     ============

Other assets and liabilities:
  Investment Income Due and Accrued

                                                                                                           299

  Due to Great-West Life & Annuity Insurance Company

                                                                                                       (22,893)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)
                                                                                                   $38,936,803

See notes to financial statements.


                        MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER  31, 1999


----------------------------------------------------------------------------------------------------------------


MAXIM SERIES III

ASSETS

                                                                           Shares        Cost         Value

Investments in underlying affiliated funds:

Maxim Series Fund, Inc.   Aggressive Profile Portfolio                                $             $
                                                                            66,641        77,204         82,218
Maxim Series Fund, Inc.   Ariel MidCap Value Portfolio
                                                                           693,994     1,073,815      1,069,619
Maxim Series Fund, Inc.   Ariel Small-Cap Value Portfolio
                                                                           117,115       106,506         91,819
Maxim Series Fund, Inc.   Bond Portfolio

                                                                           703,640       848,610        803,605
Maxim Series Fund, Inc.   Conservative Profile Portoflio
                                                                           189,619       195,312        191,780
Maxim Series Fund, Inc.   Founders Growth and Income Portfolio
                                                                            64,073        71,252         79,552
Maxim Series Fund, Inc.   Growth Index Portfolio
                                                                           285,326       736,279        817,002
Maxim Series Fund, Inc.   Index 600 Portfolio

                                                                           456,567       448,630        365,197
Maxim Series Fund, Inc.   INVESCO Balanced Portfolio
                                                                         1,711,675     2,426,016      2,423,323
Maxim Series Fund, Inc.   INVESCO International Growth Portfolio (ADR)
                                                                           269,922       408,387        533,597
Maxim Series Fund, Inc.   INVESCO Small-Cap Growth Portfolio
                                                                           488,341       907,726      1,384,198
Maxim Series Fund, Inc.   Loomis Sayles Corporate Bond Portfolio
                                                                           882,569     1,037,857        939,279
Maxim Series Fund, Inc.   Moderate Profile Portfolio
                                                                           327,908       340,063        368,928
Maxim Series Fund, Inc.   Moderately Aggressive Profile Portfolio
                                                                           352,661       384,908        429,614
Maxim Series Fund, Inc.   Moderately Conservative Profile Portfolio
                                                                            64,757        66,797         68,628
Maxim Series Fund, Inc.   Money Market Portfolio
                                                                         3,333,602     3,335,349      3,335,295
Maxim Series Fund, Inc.   Stock Index Portfolio
                                                                           934,881     2,955,623      3,781,045
Maxim Series Fund, Inc.   T Rowe Price Equity/Income Portfolio
                                                                         1,094,487     1,905,876      1,811,831
Maxim Series Fund, Inc.   T Rowe Price MidCap Growth Portfolio
                                                                            99,365       122,861        157,307
Maxim Series Fund, Inc.   U.S. Government Securities Portfolio
                                                                           275,137       301,800        287,768
Maxim Series Fund, Inc.   Value Index Portfolio
                                                                            21,314        41,431         38,456

Investments in underlying funds:
American Century VP Funds VP Capital Appreciation Fund

                                                                            10,607        91,859        157,412
Dreyfus Family of Funds   Stock Index

                                                                            11,085       393,670        426,211
Fidelity Investments      VIP II Contrafund Portfolio

                                                                             5,583       140,444        162,744
Janus Aspen Funds         Flexible Income Fund

                                                                            11,785       140,284        134,579
Neuberger & Berman        AMT Partners Portfolio

Management                                                                  10,237       192,324        201,051
Templeton                 International Class I Fund
                                                                             6,065       116,814        134,957
                                                                                         --------       -------

Total Investments                                                                    $
                                                                                     =
                                                                                      18,867,697     20,277,015
                                                                                      ===========

Other assets and
liabilities:

  Investment Income Due and Accrued

                                                                                                            423

  Due to Great-West Life & Annuity Insurance Company

                                                                                                        (11,572)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                                      $
                                                                                                   ==
                                                                                                       20,265,866

See notes to financial statements.


MAXIM SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


-----------------------------------------------------------------------------------------------------------------------------------



                                                     Maxim Bond       Maxim Bond       Maxim Money      Maxim Stock
                                                     Portfolio        Portfolio          Market      Index Portfolio
                                                                                       Portfolio

                                                     Investment       Investment       Investment       Investment       Total Maxim
                                                     Division          Division         Division         Division         Series I
                                                                                                                          Account


                                                    ------------------------------------------------------------------------------

                                                     Qualified      Non-Qualified    Non-Qualified      Qualified

MAXIM SERIES I

INVESTMENT INCOME                                                $                $                $                $
                                                         346              5,486            1,569             977             8,378
EXPENSES - mortality and expense risks
                                                          73              1,085              417             203             1,778
                                                          ---             ------             ----            ----            -----
NET INVESTMENT INCOME (LOSS)
                                                         273              4,401            1,152             774             6,600
                                                         ----             ------           ------            ----            -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
                                                          (1)            (3,939)              (1)           (150)           (4,091)

Net change in unrealized appreciation (depreciation) on
investments                                              361)            (2,584)               1           2,117              (827)
                                                         ----            -------               --          ------             -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
                                                         362)            (6,523)              -            1,967            (4,918)
                                                         ----            -------              --           ------           -------

NET INCREASE (DECREASE) IN ASSETS RESULTING FROM                 $                $                $                $
                                                         =====  ============     =============    =============    ==
OPERATIONS                                               (89)            (2,122)           1,152           2,741             1,682
                                                         ====            =======           ======          ======            =====

See notes to financial statements.


MAXIM SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999


------------------------------------------------------------------------------------------------------------------------------------

                                                   Maxim Bond       Maxim Bond       Maxim Money      Maxim Money      Maxim Stock
                                                   Portfolio        Portfolio          Market           Market      Index Portfolio
                                                                                     Portfolio        Portfolio

                                                   Investment       Investment       Investment       Investment       Investment
                                                   Division          Division         Division         Division         Division

                                                  ---------------------------------------------------------------------------------

                                                      Qualified      Non-Qualified      Qualified      Non-Qualified      Qualified

MAXIM SERIES II

INVESTMENT INCOME                                            $    71,004      71,043      $    50,092     $    47,982      901,422
EXPENSES - mortality and expense risks                            16,726      16,928           14,898          14,142      222,398
                                                            -------------   ---------   --------------   -------------  ----------
NET INVESTMENT INCOME (LOSS)                                      54,278      54,115           35,194          33,840      679,024
                                                            -------------   ---------   --------------   -------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                            (6,788)
                                                                              (8,981)          (5,063)            360    2,515,922

Net change in unrealized appreciation (depreciation) on          (67,529)    (66,442)           5,064            (360)    (574,663)
                                                            -------------   ---------   --------------  --------------  -----------
investments

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:          (74,317)    (75,423)                                -   1,941,259
                                                            -------------   --------- ---------------  ---------------- ----------
                                                                                                    1

NET INCREASE (DECREASE) IN ASSETS RESULTING FROM              $  (20,039)    (21,308)     $    35,195      $   33,840    2,620,283
                                                             ============   =========    =============    ============  ==========
OPERATIONS

See notes to financial statements.                                (Continued)


MAXIM SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           American

                                                                        Maxim U.S.       Maxim U.S.       Century VP
                                                                        Government       Government        Capital

                                                      Maxim Stock       Securities       Securities      Appreciation
                                                    Index Portfolio     Portfolio        Portfolio           Fund

                                                       Investment       Investment       Investment       Investment   Total Maxim
                                                       Division          Division         Division         Division    Series II
                                                                                                                        Account


                                                   --------------------------------------------------------------------------

                                                            Non-Qualified  Qualified      Non-Qualified  Qualified

MAXIM SERIES II

INVESTMENT INCOME                                          $     631,150       149,751     $    253,207                 2,175,651
                                                                                                                   -
EXPENSES - mortality and expense risks                           152,304        37,275           63,999        5,320      543,990
                                                          ---------------  ------------  --------------- ------------  ----------
NET INVESTMENT INCOME (LOSS)                                     478,846       112,476          189,208       (5,320)   1,631,661
                                                          ---------------  ------------   -------------- ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                          1,499,935                                               3,946,605
                                                                               (18,248)         (25,440)      (5,092)

Net change in unrealized appreciation (depreciation) on         (171,710)     (124,092)        (224,971)     221,099   (1,003,604)
                                                          ---------------  ------------   -------------- ------------  -----------
investments

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:        1,328,225      (142,340)        (250,411)     216,007    2,943,001
                                                           --------------  ------------   -------------- ------------  ----------

NET INCREASE (DECREASE) IN ASSETS RESULTING FROM             $ 1,807,071       (29,864)    $    (61,203) $   210,687    4,574,662
                                                            =============  ============   ============== ============  ==========
OPERATIONS

See notes to financial statements.                                (Concluded)



MAXIM SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED TO DECEMBER  31, 1999


---------------------------------------------------------------------------------------------------------------



                                                 Maxim        Maxim        Maxim                     Maxim
                                              Aggressive     Ariel        Ariel                  Conservative
                                               Profile       MidCap     Small-Cap    Maxim Bond     Profile
                                              Portfolio      Value        Value      Portfolio     Portfolio
                                                           Portfolio    Portfolio
                                              Investment   Investment   Investment   Investment    Investment
                                               Division     Division     Division     Division     Division



                                             ------------------------------------------------------------------


           MAXIM SERIES III

INVESTMENT INCOME                             $    5,036   $  190,234    $  11,290  $   47,367     $  11,251
EXPENSES - mortality and expense risks                                                                 1,995
                                             ---------    ------       -------      -------      ------------
                                                     610       14,247        1,184       9,675
                                                     ----      -------       ------      ------
NET INVESTMENT INCOME (LOSS)                       4,426      175,987       10,106       37,692        9,256
                                             ------------ ------------ ------------ ------------ ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
                                                   2,159       13,013       (9,248)       (549)          363

Net change in unrealized appreciation
(depreciation) on investments                      3,547     (206,561)      (7,860)    (47,437)       (3,091)
                                             ------------ ------------  ----------- -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:                                       5,706     (193,548)     (17,108)    (47,986)       (2,728)
                                             ------------ ------------   ---------- -----------    ----------

NET INCREASE (DECREASE) IN ASSETS RESULTING   $   10,132   $  (17,561)   $  (7,002)  $ (10,294)    $   6,528
                                              ===========  ===========   ==========  ==========    ==========
FROM OPERATIONS

See notes to financial statements.



-----------------------------------------------------------------------------------

                                                Maxim

                                                Founders       Maxim
                                               Growth and     Growth
                                                 Income       Index      Maxim
                                                Portfolio   Portfolio    Index 600
                                                                         Portfolio
                                                            Investment
                                               Investment    Division   Investment
                                                Division                 Division


                                               -------------------------------------


           MAXIM SERIES III

INVESTMENT INCOME                                $  2,354    $   54,416    $ 32,829
EXPENSES - mortality and expense risks                504                     4,177
                                               ----------- -------       ----------
                                                                  7,278
                                                                  -----
NET INVESTMENT INCOME (LOSS)                        1,850        47,138      28,652
                                                ----------  ------------  ---------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
                                                     (256)       69,416     (24,892)

Net change in unrealized appreciation
(depreciation) on investments                       8,339        30,416      31,487
                                                ----------   -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:                                        8,083        99,832       6,595
                                                ----------   ----------- ----------

NET INCREASE (DECREASE) IN ASSETS RESULTING      $  9,933     $ 146,970    $ 35,247
                                                 =========    ==========   ========
FROM OPERATIONS

See notes to financial statements.                                (Continued)







MAXIM SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


--------------------------------------------------------------------------------------------------------------

                                                              Maxim

                                                            INVESCO        Maxim        Maxim
                                                 Maxim    International  INVESCO       Loomis      Maxim
                                                INVESCO      Growth     Small-Cap      Sayles      Moderate
                                               Balanced    Portfolio      Growth     Corporate     Profile
                                              Portfolio      (ADR)      Portfolio       Bond      Portfolio
                                                                                     Portfolio

                                              Investment   Investment   Investment   Investment   Investment
                                               Division     Division     Division     Division     Division



                                             -----------------------------------------------------------------


           MAXIM SERIES III

INVESTMENT INCOME                             $  408,462    $    4,260   $ 187,814    $  86,748     $ 28,577

EXPENSES - mortality and expense risks                                                   12,764        3,392
                                             -------      -------      ------        -----------  -----------
                                                  26,919         6,553      11,595
                                                  -------        ------     ------

NET INVESTMENT INCOME (LOSS)                                    (2,293)    176,219       73,984       25,185
                                             -----         ------------------------ ------------   ----------
                                                 381,543

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments
                                                  91,713        45,334      71,816      (22,659)         609

Net change in unrealized appreciation
(depreciation) on investments                   (144,086)       54,567     337,914      (10,200)      19,032
                                              -----------   ----------------------- ------------   ----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:                                     (52,373)       99,901     409,730      (32,859)      19,641
                                             ------------   -----------------------  -----------   ----------

NET INCREASE (DECREASE) IN ASSETS RESULTING
FROM OPERATIONS                                $ 329,170     $  97,608  $  585,949    $  41,125     $ 44,826
                                               ==========    ========== ===========   ==========    =========

See notes to financial statements.

------------------------------------------------------------------------------------



                                                Maxim          Maxim
                                               Moderately   Moderately   Maxim
                                               Aggressive  Conservative    Money
                                                Profile      Profile      Market
                                               Portfolio    Portfolio    Portfolio


                                               Investment   Investment
                                                Division     Division   Investment
                                                                         Division


                                              --------------------------------------


           MAXIM SERIES III

INVESTMENT INCOME                                $ 27,175     $  4,650    $ 120,394

EXPENSES - mortality and expense risks              4,121          891       30,496
                                                ----------  -----------  ----------



NET INVESTMENT INCOME (LOSS)                       23,054        3,759       89,898
                                                 ---------   ----------  ----------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments
                                                    7,036         (342)         (49)

Net change in unrealized appreciation
(depreciation) on investments                      38,837          985
                                                ----------  ----------
                                                                                 49

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:                                       45,873          643           -
                                                ----------  -----------          -

NET INCREASE (DECREASE) IN ASSETS RESULTING
FROM OPERATIONS                                  $ 68,927      $ 4,402    $  89,898
                                                 =========     ========   =========

See notes to financial statements.                                (Continued)



MAXIM SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


--------------------------------------------------------------------------------------------------------------

                                                                         Maxim T.
                                                            Maxim T.    Rowe Price   Maxim U.S.
                                                 Maxim     Rowe Price    Mid-Cap     Government      Maxim
                                             Stock Index  Equity/Income   Growth     Securities  Value Index
                                              Portfolio    Portfolio    Portfolio    Portfolio    Portfolio


                                              Investment   Investment   Investment   Investment   Investment
                                               Division     Division     Division     Division     Division



                                             -----------------------------------------------------------------


             MAXIM SERIES III

INVESTMENT INCOME                              $ 211,195     $ 186,913  $             $  18,219   $    5,192
                                                                             9,112

EXPENSES - mortality and expense risks            46,849        22,794
                                              -----------  -------------------      -------      ---------
                                                                             1,762        4,084          375
                                                                             ------       ------         ---
NET INVESTMENT INCOME (LOSS)                     164,346       164,119                   14,135        4,817
                                               ----------   ------------------      ------------ ------------
                                                                             7,350

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
                                                 512,630        98,828       2,495       (1,520)        (150)

Net change in unrealized appreciation
(depreciation) on investments                    (45,249)     (223,726)     19,868      (15,288)      (2,586)
                                              -----------   -----------------------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON       467,381      (124,898)     22,363      (16,808)      (2,736)
                                              -----------  ------------------------  -----------  -----------
INVESTMENTS:

NET INCREASE (DECREASE) IN ASSETS RESULTING    $ 631,727    $   39,221   $  29,713    $  (2,673)    $  2,081
                                              ===========  ============ ===========  ===========   ==========
FROM OPERATIONS

See notes to financial statements.




------------------------------------------------------------------------------------

                                                             American
                                                American    Century VP   Dreyfus
                                               Century VP    Capital     Family of
                                                Balanced   Appreciation    Funds
                                                  Fund         Fund        Stock
                                                                        Index Fund

                                               Investment   Investment
                                                Division     Division   Investment
                                                                         Division


                                              --------------------------------------


             MAXIM SERIES III

INVESTMENT INCOME                                $    732                $   5,043
                                                           $
                                                                     -
EXPENSES - mortality and expense risks                 22        1,413       1,094
                                               ----------- ------------ ----------


NET INVESTMENT INCOME (LOSS)                          710       (1,413)      3,949
                                               ----------- ------------ ----------


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
                                                     (202)     (10,977)      3,307

Net change in unrealized appreciation
(depreciation) on investments                        (432)      73,729      32,541
                                                ----------  ----------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON           (634)      62,752      35,848
                                                ---------- ------------ ----------
INVESTMENTS:

NET INCREASE (DECREASE) IN ASSETS RESULTING      $     76    $  61,339   $  39,797
                                                ==========  =========== ==========
FROM OPERATIONS

See notes to financial statements.                     (Continued)






MAXIM SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


-------------------------------------------------------------------------------------------------------------

                                                                         Neuberger

                                               Fidelity                  & Berman
                                             Investments                Management

                                                VIP II        Janus        AMT        Templeton      Total
                                              Contrafund  Aspen Funds    Partners   International   Maxim
                                              Portfolio     Flexible    Portfolio     Class I     Series III
                                                          Income Fund                              Account
                                              Investment   Investment   Investment   Investment

                                               Division     Division     Division     Division


                                             -----------------------------------------------------------------


           MAXIM SERIES III

INVESTMENT INCOME                              $  2,875      $  7,715    $     741    $   1,511   $
                                                                                                   1,672,105

EXPENSES - mortality and expense risks            1,697           345          584          314
                                              ----------   ----------- ------------ -----------
                                                                                                     217,734

NET INVESTMENT INCOME (LOSS)                      1,178         7,370          157        1,197
                                              ----------    ---------- ------------   ---------
                                                                                                   1,454,371

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
                                                  7,430          (267)          28          (45)     855,021

Net change in unrealized appreciation            22,300        (5,705)       8,727       18,143
                                              ----------    ----------  -----------  ----------
(depreciation) on investments
                                                                                                     (11,740)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON       29,730        (5,972)       8,755       18,098
                                              ----------   -----------   ----------  ----------
INVESTMENTS:                                                                                         843,281
                                                                                                     -------

NET INCREASE (DECREASE) IN ASSETS RESULTING    $ 30,908      $  1,398     $  8,912    $  19,295   $
                                              ==========    ==========   ==========  =========== ==
FROM OPERATIONS                                                                                    2,297,652
                                                                                                   =========

See notes to financial statements.                               (Concluded)

MAXIM SERIES ACCOUNT GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


-----------------------------------------------------------------------------------------------------------------------------------


                                             Maxim Bond               Maxim Bond             Maxim Money Market    Maxim Stock Index
                                                Portfolio                Portfolio                 Portfolio             Portfolio
                                        Investment Division      Investment Division       Investment Division   Investment Division
                                              Qualified              Non-Qualified             Non-Qualified           Qualified

                                          1999        1998        1999         1998         1999          1998         1999    1998
                                          -----       -----       -----        -----        -----         -----        -----   ----
            MAXIM SERIES I
FROM OPERATIONS:

Net investment income (loss)              $    273     $    277    $   4,401  $     4,656   $    1,152   $    1,284      774    432
Net realized gain (loss) on investments          (1)
                                                              3       (3,939)        194            (1)           -     (150)    43
Net change in unrealized appreciation
(depreciation) in investments                  (361)                                                                   2,117   2,480
                                         ----------- ----------  -----       ----------    ------------ -----------  ---------------
                                                             23       (2,584)        284             1           (5)
                                                             ---      -------        ----            --          ---

Increase (decrease) in net assets
resulting from operations                                             (2,122)      5,134         1,152        1,279    2,741   2,955
                                         --------    --------     -----------------------   -----------  ----------- ---------------
                                    (89) 303

FROM UNIT TRANSACTIONS (by category):
Purchases:                                                    -                        -                          -                -
                                                 -                    48,536                         -                     -

Redemptions:                                                               -       (9,980)
                                                (9)         (33)                                   (57)         (67)     (21)  (75)

Net transfers:
                                                -            -            -           -             -            -        -       -
                                                --           --           --          --            --           --       --      -
Increase (decrease) in net assets
resulting from unit transactions                                                   (9,980)                       (67)          (75)
                                         ----------  ---------   -----       ------------- -----------  -------------------  ------
                                                (9)         (33)      48,536                       (57)                  (21)
                                                ---         ----      -------                      ----                  ----

INCREASE (DECREASE) IN NET ASSETS                                     46,414                                   1,212
                                               (98)         270                   (4,846)        1,095                 2,720   2,880

Contributions from (Distributions to)                                                                -
GWLA                                             -         (435)           -          35                         63        -     627

NET ASSETS:
  Beginning of period                        5,960        6,125                   97,241        32,842       31,567   15,238  11,731
                                         ----------  ----------- ------      ------------  ------------   ---------- ---------------
                                                                      92,430

  End of period                          $   5,862    $   5,960   $            $  92,430     $  33,937     $ 32,842   17,958  15,238
                                         ==========  =========== ====         ===========   ===========   ========== ===============
                                                                     138,844

See notes to financial statements.               (Continued)


                              MAXIM SERIES ACCOUNT
                          GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


-------------------------------------------------------------------------------------------------------


                          Maxim Total Return Portfolio

                                               Investment Division       Total Maxim Series I Account

                                  Non-Qualified

                                               1999            1998          1999           1998
                                               -----           -----         -----          ----
MAXIM SERIES I                                                  (1)
--------------
FROM OPERATIONS:
Net investment income (loss)                                              $             $
                                         $                 $                    6,600         6,638
                                                       -            (11)
Net realized gain (loss) on investments
                                                       -         13,948        (4,091)       14,188
Net change in unrealized appreciation                                                         (11,009)
                                         --------------------------      -----------   ---------------
(depreciation) in investments                         -         (13,791)         (827)
                                                      --        --------         -----

Increase (decrease) in net assets
resulting from operations                             -             146         1,682         9,817
                                                      --            ----        ------        -----

FROM UNIT TRANSACTIONS (by category):
Purchases:                                             -              -
                                                                               48,536             -

Redemptions:
                                                       -        (55,089)          (87)      (65,244)

Net transfers:
                                                      -              -             -             -
                                                      --             --            --            -
Increase (decrease) in net assets                                                             (65,244)
                                         --------------------------      --------      ---------------
resulting from unit transactions                      -         (55,089)       48,449
                                                      --        --------       ------

INCREASE (DECREASE) IN NET ASSETS
                                                                (54,943)       50,131       (55,427)
                                                       -

Contributions from (Distributions to)
GWLA

                                                       -              -             -           290

NET ASSETS:
  Beginning of period                                                                         201,607
                                         ---------------------------     ------        --------------
                                                      -          54,943       146,470
                                                      --         -------      -------
  End of period                                                           $   196,601   $    146,470
                                         =                 =              ============ =============
                                         $                 $
                                         ================= =
                                                      -              -
                                                      ==             =

                                        (1) The Investment Division ceased operations on June 22, 1998
See notes to financial statements.                           (Concluded)



MAXIM SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


---------------------------------------------------------------------------------------------------------------------------------


                                              Maxim Bond               Maxim Bond       Maxim Money Market      Maxim Money Market
                                              ----------
                                               Portfolio                Portfolio                 Portfolio     Portfolio Investment
                                          Investment Division      Investment Division       Investment Division    Division
                                               Qualified              Non-Qualified               Qualified          Non-Qualified

                                           1999      1998        1999       1998         1999       1998         1999      1998
                                           -----     -----       -----      -----        -----      -----        -----     ----
            MAXIM SERIES II
FROM OPERATIONS:

Net investment income (loss)             $                     $                       $                       $             28,995
                                            54,278    64,098       54,115    60,927        35,194     31,850       33,840

Net realized gain (loss) on investments
                                            (6,788)    3,799       (8,981)      741        (5,063)        (6)         360        (8)
Net change in unrealized appreciation
(depreciation) in investments
                                           (67,529)    3,726      (66,442)    3,001         5,064       (129)        (360)     (122)
                                           --------    ------     --------    ------        ------      -----        -----     -----

Increase (decrease) in net assets
resulting from operations                                                                                                     28,865
                                         -----      -----     -------     ------      --------     ------     --------    ----------
                                           (20,039)   71,623      (21,308)   64,669        35,195     31,715       33,840
                                           --------   -------     --------   -------       -------    -------      ------

FROM UNIT TRANSACTIONS (by category):
Purchase Payments:
                                             3,284     3,750        1,814     1,816           257      1,024          217     2,061

Redemptions:
                                          (157,538) (227,425)    (171,463) (161,547)     (169,651)  (166,012)    (107,909) (257,080)

Net transfers:                                                                                                              207,155
                                         -----      ------    -------     -------     ------       ----       ------      ---------
                                           (30,255)   (3,641)     (88,096)   98,509       105,666    229,028      532,421
                                           --------   -------     --------   -------      --------   --------     -------
Increase (decrease) in net assets
resulting from unit transactions                                                                                            (47,864)
                                         ---        --        -----       -----       -------      ------     ------      ----------
                                          (184,509) (227,316)    (257,745)  (61,222)      (63,728)    64,040      424,729
                                          --------- ---------    ---------  --------      --------    -------     -------

INCREASE (DECREASE) IN NET ASSETS
                                          (204,548) (155,693)    (279,053)    3,447       (28,533)    95,755      458,569   (18,999)

Contributions from (Distributions to)                                                                 16,119
GWLA                                             -    25,193            -   (22,355)                                    -    33,913

NET ASSETS:
  Beginning of period                                                      1,361,214                                        830,386
                                         --                 ---         ----------- ---          ---        ------          -------
                                         1,318,968 1,449,468    1,342,306               1,077,606    965,732      845,300
                                         --------------------   ----------              ----------   --------     -------
  End of period                                               $           $ 1,342,306   $ 1,049,073  1,077,606  $           845,300
                                         =         =          ==          ============  ============ ========== ==          =======
                                         1,114,420 1,318,968    1,063,253                                            1,303,869
                                         ========= ===========   ==========                                           =========

(1) The Investment Division ceased operations on June 22, 1998.

(2) The Investment Division is no longer a Series Account option effective May 1, 1998 and funds were transferred to other Divisions.

See notes to financial  statements.  (Continued)


 MAXIM SERIES ACCOUNT GREAT-WEST
LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


-----------------------------------------------------------------------------------------------------------------------------------


                                       Maxim Stock Index         Maxim Stock Index     Maxim Total Return      Maxim U.S. Government
                                           Portfolio                 Portfolio              Portfolio           Securities Portfolio
                                      Investment Division       Investment Division    Investment Division      Investment Division
                                           Qualified               Non-Qualified            Qualified                Qualified

                                         1999      1998         1999        1998         1999        1998         1999         1998
                                         -----     -----        -----       -----        -----       -----        -----        ----
            MAXIM SERIES II                                                                   (1)
FROM OPERATIONS:

Net investment income (loss)             $                      $                        $                 $           $    123,628
                                              679,024    445,022      478,846    298,105 -     47,580      112,476

Net realized gain (loss) on investments     2,515,922    132,674                                           (18,248)
                                                                    1,499,935    145,928 -  1,419,068                    11,453
Net change in unrealized appreciation
(depreciation) in investments
                                             (574,663) 2,234,146     (171,710) 1,612,872 - (1,122,822)    (124,092)      33,395
                                             --------- ----------    --------- -----------------------    ---------      ------

Increase (decrease) in net assets
resulting from operations
                                            2,620,283  2,811,842    1,807,071  2,056,905 -    343,826      (29,864)     168,476
                                            ---------- ----------   ---------- ------------   --------     --------     -------

FROM UNIT TRANSACTIONS (by category):
Purchases:
                                              237,892     96,181       20,678    138,826 -     27,755        8,290       15,587

Redemptions:                                                                                                            (709,393)
                                           (2,639,500)(1,244,333)  (1,335,042)(1,124,432)-   (151,462)    (446,024)

Net transfers:                                                                             (5,466,093)                  (151,888)
                                         --------     ---       -----------   ---        ------------- ------      --------------
                                              (71,793) 3,829,682       19,545  1,572,751 -                 (50,433)
                                              -------- ----------      ------- ------------                --------
Increase (decrease) in net assets
resulting from unit transactions                                                                                        (845,694)
                                         ---          ---       ----          ------     -------       ----        --------------
                                           (2,473,401) 2,681,530   (1,294,819)   587,145 - (5,589,800)    (488,167)
                                           ----------- ----------  -----------   ------- -------------    ---------

INCREASE (DECREASE) IN NET ASSETS                      5,493,372      512,252  2,644,050                  (518,031)
                                              146,882                                    - (5,245,974)                 (677,218)

Contributions from (Distributions to)               -                       -
GWLA                                                      56,918                (112,890)-     84,837            -       55,803

NET ASSETS:
 Beginning of period                                               10,836,737                                         3,582,781
                                         ---          -         ------------------       -----         ---         ------------
                                           15,969,031 10,418,741               8,305,577 -  5,161,137    2,961,366
                                           ----------------------              ------------ ----------   ---------
 End of period                           $ 16,115,913            $ 11,348,989            $             $            $ 2,961,366
                                         ======================  ==============          ============= ==           ===========
                                                      15,969,031              10,836,737 -               2,443,335
                                                      ===========             =============            ===========

                                         (1) The Investment Division cased operations on June 22, 1998
                                         (2)  The  Investment   Division  is  no
                                         longer   a   Series    Account   option
                                         effective  May 1, 1998 and  funds  were
                                         transferred to other Divisions

See notes to financial statements.                    (Continued)



                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


------------------------------------------------------------------------------------------------------------------------------


                                           Maxim U.S. Government     American Century VP      American Century VP
                                           Securities Portfolio         Balanced Fund      Capital Appreciation Fund
                                            Investment Division      Investment Division      Investment Division      Total Maxim
                                                                                                                          Series II
                                                                                                                           Account

                                          Non-Qualified              Qualified                Qualified

                                          1999         1998        1999        1998         1999      1998          1999      1998
                                          -----        -----       -----       -----        -----     -----         -----     ----
            MAXIM SERIES II                                     (2)
FROM OPERATIONS:

Net investment income (loss)                     $           $          $             $                     $  1,631,661
                                       189,208       218,828        -        54,640        (5,320)  11,941                1,385,614

Net realized gain (loss) on investments                                                     (5,092)             3,946,605  1,768,675
                                       (25,440)        4,071        -        51,239                   (284)
Net change in unrealized appreciation
(depreciation) in investments
                                      (224,971)       66,945       -        (67,581)      221,099  (21,564)   (1,003,604) 2,741,867
                                      ---------       -------      --       --------      -------- --------   ----------- ---------

Increase (decrease) in net assets
resulting from operations                                                                                                 5,896,156
                                      ----      -------      ------------------      -----        ----      ----         ----------
                                       (61,203)      289,844       -         38,298       210,687   (9,907)    4,574,662
                                       --------      --------      --        -------      --------  -------    ---------

FROM UNIT TRANSACTIONS (by category):
Purchase Payments:                                                                                               274,932    441,925
                                         2,500       105,797                 23,910             -   25,218

Redemptions:                          (942,158)   (1,182,060)               (46,039)      (14,611) (13,701)   (5,983,896)(5,283,484)
                                                                    -

Net transfers:
                                      (454,423)       94,599       -       (439,193)      (21,656)  32,817       (59,024)     3,726
                                      ---------       -------      --      ---------      --------  -------      --------     -----
Increase (decrease) in net assets
resulting from unit transactions     (1,394,081)
                                     -----------
                                                     (981,664)      -       (461,322)      (36,267)  44,334   (5,767,988 (4,837,833)
                                                     ---------      --      ---------      --------  -------   ---------- ---------

INCREASE (DECREASE) IN NET ASSETS    (1,455,284)     (691,820)              (423,024)                          (1,193,326  1,058,323
                                                                     -                     174,420   34,427

Contributions from (Distributions to)                                -          (136)                                   -    111,542
GWLA                                          -       (25,894)                                           34
NET ASSETS:
 Beginning of period                                                         423,160                326,531
                                     ---         ---          ----------------------- -------      --------
                                      5,417,823     6,135,537       -                      360,992             40,130,129 38,960,264
                                      ----------    ----------      --                     --------            ---------- ----------
 End of period                                    $ 5,417,823 $         $             $             360,992  $ 38,936,803 40,130,129
                                     ==           ==========================================       ========= =======================
                                      3,962,539                     -             -        535,412
                                     ==========                    ==            ==       =======

(1) The Investment Division ceased operations on June 22, 1998. (2) The Investment Division is no longer a Series Account option effective May 1, 1998 and funds were transferred to other Divisions.

See notes to financial statements.                           (Concluded)

                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


------------------------------------------------------------------------------------------------------------------------------------


                                         Maxim Aggressive      Maxim Ariel MidCap Value    Maxim Ariel Small-Cap

                                     Profile Portfolio             Portfolio               Value Portfolio     Maxim Bond Portfolio
                                     Investment Division       Investment Division        Investment Division   Investment Division
                                          -------------------       -------------------        -------------------   -------------
                                           1999        1998         1999          1998         1999         1998      1999   1998
                                           -----       -----        -----         -----        -----        -----     -----  ----
MAXIM SERIES III
----------------
FROM OPERATIONS:

Net investment income (loss)            $    4,426       44   $            $              $  10,106   $    2,172    37,692
                                                                  175,987      98,828                                       20,206

Net realized gain (loss) on investments      2,159                                           (9,248)        (360)     (549)
                                                        111        13,013       4,339                                          445

Net change in unrealized appreciation
(depreciation) in investments                         1,467                                  (7,860)       2,136   (47,437)
                                        ------      -------- -----        ------        ------------ ------------ ---------
                                             3,547               (206,561)    152,701                                        1,560
                                             ------              ---------    --------                                       -----

Increase (decrease) in net assets
resulting from operations                   10,132    1,622                                  (7,002)               (10,294)
                                        ----------- -------- -------      ------         ----------- -------      ---------
                                                                  (17,561)    255,868                      3,948            22,211
                                                                  --------    --------                     ------           ------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                           4,160
                                                      6,057        44,766     130,512        20,357       11,541    47,730  77,766

Redemptions:                                (4,277)  (1,698)      (53,709)    (35,069)         (378)        (371)  (23,043)(11,347)

Net transfers:
                                            46,869   19,305                                 (23,619)      35,306    38,159 572,340
                                        ----------- -------- -----------  ------         -----------  ----------- ----------------
                                                                    9,458     (45,874)
                                                                    ------    --------
Increase (decrease) in net assets
resulting from unit transactions            46,752   23,664                                  (3,640)      46,476    62,846 638,759
                                        ----------- -------- --------------------       ------------ ------------ ----------------
                                                                      515      49,569

INCREASE (DECREASE) IN NET ASSETS           56,884                (17,046)                  (10,642)
                                                     25,286                   305,437                     50,424    52,552 660,970

NET ASSETS:
  Beginning of period                       25,286                                          102,406       51,982   750,556  89,586
                                        ----------- --------------        ------          ---------- ------------ ----------------
                                                         -      1,086,031     780,594
                                                         --     ----------    -------
  End of period                          $  82,170   25,286   $ 1,068,985 $ 1,086,031     $  91,764    $ 102,406   803,108 750,556
                                         ========== ========  ========================    ==========   ========== ================

(1) The Investment Division commenced operations on December 31, 1998. (2) The Investment Division ceased operations on June 22, 1998. See notes to financial statements. (Continued)

                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


-----------------------------------------------------------------------------------------------------------

                                  Maxim Conservative    Maxim Founders Growth and     Maxim Growth Index          Maxim Index 600
                                  Profile Portfolio            Income Fund                 Portfolio                 Portoflio
                                 Investment Division       Investment Division        Investment Division       Investment Division
                                     ----------------       -------------------        -------------------       ------------------
                                      1999     1998         1999          1998         1999         1998          1999         1998
                                      -----    -----        -----         -----        -----        -----         -----        ----
MAXIM SERIES III
----------------
FROM OPERATIONS:

Net investment income (loss)                              $    1,850   $      480    $   47,138   $            $   28,652  $ 101,674
                                        9,256     6,858                                               22,708

Net realized gain (loss) on investments
                                          363       134         (256)          (1)       69,416           38      (24,892)  (1,405)

Net change in unrealized appreciation
(depreciation) in investments                                                  (39)      30,416                    31,487  (112,425)
                                     ---      -------    --------     ------------- ------------ ------   -------------  ----------
                                       (3,091)     (441)       8,339                                  50,307
                                       -------     -----       ------                                 ------

Increase (decrease) in net assets
resulting from operations                                                      440      146,970                    35,247   (12,156)
                                     ------   ------     --------     -------------  ----------- ------       ---------------------
                                        6,528     6,551        9,933                                  73,053
                                        ------    ------       ------                                 ------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                     26,509
                                                      -       60,805        5,915       214,823       30,996        45,382    53,076

Redemptions:                           (1,000)
                                                 (3,000)           -            -          (604)           -       (21,144) (15,915)

Net transfers:                                                              5,679      (175,471)     526,871                  34,099
                                     ----     ---        ------       ------------    ----------  ----------- ----------   ---------
                                       (4,425)  160,499       (3,268)                                                 (821)
                                       -------  --------      -------                                                 -----
Increase (decrease) in net assets
resulting from unit transactions                                           11,594        38,748      557,867        23,417    71,260
                                     ----     ---        ------        -----------  ------------  ----------- ------------- -------
                                       21,084   157,499       57,537
                                       -------  --------      ------

INCREASE (DECREASE) IN NET ASSETS      27,612
                                                164,050       67,470       12,034       185,718      630,920        58,664    59,104

NET ASSETS:
  Beginning of period                                         12,034                    630,920                   306,319    247,215
                                     --       ----------------------- -------------  ----------- -------------- ----------- ------
                                      164,050        -                         -                          -
                                      --------       --                        --                         -
  End of period                       191,662   164,050    $  79,504    $  12,034     $ 816,638    $ 630,920   $ 364,983    $306,319
                                     ===================   ==========   ==========    ==========   ==========    =======  =========

(1) The Investment Division commenced operations on December 31, 1998. (2) The Investment Division ceased operations on June 22, 1998. See notes to financial statements. (Continued)

                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998

-------------------------------------------------------------------------------------------------------------------------------


                                                                  Maxim INVESCO


                                    Maxim INVESCO Balanced     International Growth     Maxim INVESCO Small-Cap  Maxim Loomis Sayles
                                           Portfolio             Portfolio (ADR)        Growth Portfolio    Corporate Bond Portfolio
                                      Investment Division      Investment Division        Investment Division    Investment Division
                                      -------------------      -------------------        -------------------   -------------------
                                      1999        1998         1999          1998     1999         1998          1999         1998
                                      -----       -----        -----      ----        -----        -----         -----        ----
MAXIM SERIES III
----------------
FROM OPERATIONS:

Net investment income (loss)             $           $           $              (2,353)  $            $    2,035    73,984
                                            381,543      23,194        (2,293)              176,219                           91,016

Net realized gain (loss) on investments      91,713                                                       (2,280)  (22,659)
                                                         26,913        45,334    7,832       71,816                            2,053

Net change in unrealized appreciation
(depreciation) in investments                                          54,567   34,889                   128,782   (10,200)
                                         ---        ------        ------------ -------- ------        ----------- ---------
                                           (144,086)    133,497                             337,914                         (90,736)
                                           ---------    --------                            --------                        --------

Increase (decrease) in net assets
resulting from operations                                              97,608   40,368                   128,537    41,125
                                         -----      ------        ------------ -------- ------        ----------- --------
                                            329,170     183,604                             585,949                            2,333
                                            --------    --------                            --------                           -----

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                          155,234
                                                        642,416        12,514   16,837       13,530      111,432     8,269   242,753

Redemptions:                               (166,788)    (57,445)      (62,192) (27,775)     (50,218)     (29,370)  (47,607) (10,147)

Net transfers:                                                        (89,396)  69,405                   (66,759) (225,173)
                                         ----       ------        ------------ -------- ----         ------------ ---------
                                            (62,967)    983,988                            (162,552)                         585,461
                                            --------    --------                           ---------                         -------
Increase (decrease) in net assets
resulting from unit transactions                                     (139,074)  58,467                    15,303  (264,511)
                                         ---        ---            ----------- -------- ----         ------------ ---------
                                            (74,521)  1,568,959                            (199,240)                         818,067
                                            --------  ----------                           ---------                         -------

INCREASE (DECREASE) IN NET ASSETS           254,649                   (41,466)                                    (223,386)
                                                      1,752,563                 98,835      386,709      143,840             820,400

NET ASSETS:
  Beginning of period                                                 574,753  475,918                   852,860  1,162,089
                                         --         ------         ----------- -------- ------        ----------- --------
                                          2,167,323     414,760                             996,700                          341,689
                                          ----------    --------                            --------                         -------
  End of period                      $          $ 2,167,323     $ 533,287  574,753  $ 1,383,409    $ 996,700   938,703   $ 1,162,089
                                       ==         ============    ========== ======== ============   ========== ==== ===========
                                        2,421,972

(1) The Investment Division commenced operations on December 31, 1998. (2) The Investment Division ceased operations on June 22, 1998. See notes to financial statements. (Continued)

                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


-----------------------------------------------------------------------------------------------------------------------


                                                                       Maxim INVESCO

                                         Maxim INVESCO Balanced     International Growth     Maxim INVESCO Small-Cap
                                               Portfolio              Portfolio (ADR)           Growth Portfolio
                                          Investment Division       Investment Division        Investment Division
                                          -------------------       -------------------        -------------------
                                           1999        1998         1999          1998         1999         1998
                                           -----       -----        -----         -----        -----        -----
MAXIM SERIES III
----------------
FROM OPERATIONS:
Net investment income (loss)            $            $           $            $    (2,353)   $            $
                                           381,543       23,194       (2,293)                   176,219        2,035
Net realized gain (loss) on investments     91,713                                                            (2,280)
                                                         26,913       45,334        7,832        71,816
Net change in unrealized appreciation
(depreciation) in investments             (144,086)                                 34,889                   128,782
                                        ----------- -------      ------       ------------- ------       ------------ -
                                                        133,497       54,567                    337,914
                                                        --------      -------                   --------

Increase (decrease) in net assets
resulting from operations                                                           40,368                   128,537
                                        -----       -------      ------       ------------- ------       ------------ -
                                           329,170      183,604       97,608                    585,949
                                           --------     --------      -------                   --------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                         155,234                                                           111,432
                                                        642,416       12,514       16,837        13,530

Redemptions:                              (166,788)     (57,445)     (62,192)     (27,775)      (50,218)     (29,370)

Net transfers:                                                       (89,396)       69,405                   (66,759)
                                        ----        -------      ------------ ------------- -----        ------------
                                           (62,967)     983,988                                (162,552)
                                           --------     --------                               ---------
Increase (decrease) in net assets
resulting from unit transactions           (74,521)                 (139,074)       58,467
                                        ----------- ----          ----------- ------------- -----        ------
                                                      1,568,959                                (199,240)      15,303
                                                      ----------                               ---------      -------

INCREASE (DECREASE) IN NET ASSETS          254,649                   (41,466)
                                                      1,752,563                    98,835       386,709      143,840

NET ASSETS:
  Beginning of period                                                574,753      475,918                    852,860
                                        ---         ------       ------------  -----------  -----        ------------
                                         2,167,323      414,760                                 996,700
                                         ----------     --------                                --------
  End of period                         $ 2,421,972 $ 2,167,323   $  533,287    $ 574,753   $ 1,383,409   $  996,700
                                        =========== ============  ===========   ==========  ============  ===========

                                         (1) The Investment Division commenced operations on December 31, 1998.
                                         (2) The Investment Division ceased operations on June 22, 1998
See notes to financial statements.


-------------------------------------------------------------------




                                           Maxim Loomis Sayles
                                         Corporate Bond Portfolio
                                           Investment Division
MAXIM SERIES III                           -------------------
----------------                            1999         1998
FROM OPERATIONS:                            -----        ----
Net investment income (loss)

Net realized gain (loss) on investments
                                         $    73,984   $
Net change in unrealized appreciation                       91,016
(depreciation) in investments                (22,659)
                                                             2,053

                                             (10,200)
                                         ------------
Increase (decrease) in net assets                          (90,736)
resulting from operations                                  --------


                                              41,125
                                         -----------
FROM UNIT TRANSACTIONS (by category):                        2,333
Purchase payments:                                           -----


Redemptions:
                                               8,269       242,753
Net transfers:
                                             (47,607)      (10,147)

                                            (225,173)
Increase (decrease) in net assets         -----------
resulting from unit transactions                           585,461
                                                           -------

                                            (264,511)
                                          -----------
INCREASE (DECREASE) IN NET ASSETS                          818,067
                                                           -------

NET ASSETS:                                 (223,386)
  Beginning of period                                      820,400


                                           1,162,089
  End of period                           ----------
                                                           341,689
                                                           -------
                                          $  938,703   $ 1,162,089
                                          ===========  ===========
See notes to financial statements.


                                                      (Continued)

                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


-----------------------------------------------------------------------------------------------------------------------


                                          Maxim Loomis Sayles     Maxim Moderate Profile        Maxim Moderately
                                            Small-Cap Value              Portfolio             Aggressive Profile
                                               Portfolio                                            Portfolio

                                          Investment Division       Investment Division        Investment Division
                                          -------------------       -------------------        -------------------
                                           1999        1998         1999          1998         1999         1998
                                           -----       -----        -----         -----        -----        -----
MAXIM SERIES III
----------------
FROM OPERATIONS:
Net investment income (loss)            $           $             $   25,185   $             $   23,054   $
                                                 -           -                      3,157                      1,778
Net realized gain (loss) on investments
                                                 -           -           609         (192)        7,036          (20)
Net change in unrealized appreciation
(depreciation) in investments                                         19,032
                                        ------------------------------------- ---------     ------       -------      -
                                                -           -                       9,833        38,837        5,869
                                                --          --                      ------       -------       -----

Increase (decrease) in net assets
resulting from operations                                             44,826
                                        ------------------------------------- -------       ------       -------
                                                -           -                      12,798        68,927        7,627
                                                --          --                     -------       -------       -----

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                                 -           -       110,069      148,271       212,153      125,733

Redemptions:
                                                 -           -       (20,201)      (3,653)      (11,861)           -

Net transfers:                                                                                   12,451       14,329
                                        ---------------------------------------------       ------------ -----------
                                                -           -             -        76,598
                                                --          --            --       -------
Increase (decrease) in net assets
resulting from unit transactions                                      89,868       221,216      212,743      140,062
                                        ------------------------------------- ------------- ------------  -----------
                                                -           -
                                                --          -

INCREASE (DECREASE) IN NET ASSETS
                                                 -           -       134,694      234,014       281,670      147,689

NET ASSETS:
  Beginning of period                                                234,014                    147,689
                                        ------------------------------------- -------------------------- --------------
                                                -           -                          -                          -
                                                --          --                         --                         --
  End of period                         $           $              $ 368,708   $  234,014     $ 429,359    $ 147,689
                                        =========================  ==========  ===========    ==========   ==========
                                                -           -
                                                ==          =


------------------------------------------------------------------------


                                            Maxim Moderately
                                          Conservative Profile
                                               Portfolio

                                          Investment Division
                                          -------------------
                                           1999         1998
                                           -----        ----
MAXIM SERIES III
----------------
FROM OPERATIONS:
Net investment income (loss)             $    3,759   $    1,485

Net realized gain (loss) on investment
                                               (342)        (387)
Net change in unrealized appreciation
(depreciation) in investments                   985          846
                                         ----------- -----------



Increase (decrease) in net assets
resulting from operations                     4,402        1,944
                                         -----------  ----------



FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                                  -       82,240

Redemptions:
                                            (10,000)     (10,000)

Net transfers:

                                                 -            -
                                                 --           -
Increase (decrease) in net assets
resulting from unit transactions            (10,000)      72,240
                                          ----------  ----------



INCREASE (DECREASE) IN NET ASSETS
                                             (5,598)      74,184

NET ASSETS:
  Beginning of period                        74,184
                                         ----------
                                                              -
                                                              -
  End of period                           $  68,586    $  74,184
                                          ==========   =========




See notes to financial statements.





(1) The Investment Division commenced operations on December 31, 1998. (2) The Investment Division ceased operations on June22, 1998
See notes to financial statements.                                 (Continued)

                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


----------------------------------------------------------------------------------------------


                                            Maxim Money Market           Maxim Stock
                                                 Portfolio             Index Portfolio
                                            Investment Division      Investment Division
                                            -------------------      -------------------
                                            1999         1998         1999        1998
                                            -----        -----        -----       -----
MAXIM SERIES III
----------------
FROM OPERATIONS:
Net investment income (loss)             $            $   29,146    $           $            $
                                              89,898                   164,346     114,966
Net realized gain (loss) on investments          (49)        (25)
                                                                       512,630     542,988
Net change in unrealized appreciation
(depreciation) in investments
                                         ---------------------     ------      ------        -
                                                  49        (103)      (45,249)    247,706
                                                  ---       -----      --------    --------

Increase (decrease) in net assets
resulting from operations                                  29,018
                                         --------     -----------
                                              89,898                   631,727     905,660
                                              -------                  --------    --------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                         1,780,853      492,646
                                                                       245,958     831,152

Redemptions:                                (144,418)    (65,361)     (200,982)   (164,873)


Net transfers:                                          (233,974)               (1,075,988)
                                         ------       -----------  -----       ------------ --
                                             775,955                  (863,974)
                                             --------                 ---------
Increase (decrease) in net assets
resulting from unit transactions                         193,311
                                         ---          -----------  ----        ----         --
                                           2,412,390                  (818,998)   (409,709)
                                           ----------                 ---------   ---------

INCREASE (DECREASE) IN NET ASSETS          2,502,288     222,329      (187,271)
                                                                                   495,951

NET ASSETS:
  Beginning of period                                    609,060
                                         -----        -----------  ---         ---           -
                                             831,389                 3,966,038   3,470,087
                                             --------                ----------  ----------
  End of period                          $ 3,333,677  $  831,389   $           $ 3,966,038
                                         ============ ===========  ==          ============
                                                                     3,778,767


-----------------------------------------------------------------------------------------------


                                            Maxim T. Rowe Price       Maxim T. Rowe Price
                                          Equity/Income Portfolio   MidCap Growth Portfolio
                                            Investment Division       Investment Division
                                            -------------------       -------------------
                                            1999          1998         1999         1998
                                            -----         -----        -----        ----
MAXIM SERIES III
----------------
FROM OPERATIONS:
Net investment income (loss)                           $             $           $
                                              164,119     114,201          7,350       (782)
Net realized gain (loss) on investment                                               (2,060)
                                               98,828     229,770          2,495
Net change in unrealized appreciatio
(depreciation) in investments                (223,726)    (203,409)
                                          -------------------------
                                                                          19,868     14,578
                                                                          -------    ------

Increase (decrease) in net assets
resulting from operations

                                               39,221     140,562         29,713     11,736
                                               -------    --------        -------    ------

FROM UNIT TRANSACTIONS (by category)
Purchase payments:
                                              118,498     375,498         21,484     99,391

Redemptions:                                 (162,684)    (46,819)       (16,279)
                                                                                          -

Net transfers:                                            (688,015)
                                          ----        -------------
                                              (29,774)                    (3,919)    15,086
                                              --------                    -------    ------
Increase (decrease) in net assets
resulting from unit transactions                          (359,336)
                                          ----        -------------
                                              (73,960)                     1,286    114,477
                                              --------                     ------   -------

INCREASE (DECREASE) IN NET ASSETS             (34,739)   (218,774)
                                                                          30,999    126,213

NET ASSETS:
  Beginning of period                       1,845,535    2,064,309       126,213
                                          -------------------------  -----------
                                                                                         -
                                                                                         -
  End of period                           $ 1,810,796 $ 1,845,535      $ 157,212 $  126,213
                                          ========================     ====================






See notes to financial statements.





(1) The Investment Division commenced operations on December 31, 1998. (2) The Investment Division ceased operations on June 22, 1998 See notes to financial statements. (Continued)

                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


----------------------------------------------------------------------------------------------------------------------------------


                                           Maxim Total Return      Maxim U.S. Government    Maxim Value Index    American Century VP
                                               Portfolio            Securities Portfolio        Portfolio          Balanced Fund
                                          Investment Division       Investment Division    Investment Division   Investment Division
                                          -------------------       -------------------    ---------------       ---------------
                                           1999        1998         1999          1998         1999     1998          1999     1998
                                           -----       -----        -----         -----        -----    -----         -----    ----
MAXIM SERIES III                                        (2)
----------------
FROM OPERATIONS:
Net investment income (loss)            $            $            $            $    15,792   $
                                                -         5,779        14,135                     4,817    1,455      710     39,351
Net realized gain (loss) on investments
                                                -        94,172        (1,520)      3,269          (150)      (6)    (202)    23,681
Net change in unrealized appreciation
(depreciation) in investments                                                                                               (36,793)
                                        -------------------      -----        -------       ------      ------    -----    ---------
                                               -        (62,690)      (15,288)     (1,176)       (2,586)    (389)    (432)
                                               --       --------      --------     -------       -------    -----    -----

Increase (decrease) in net assets
resulting from operations                                                           17,885                                    26,239
                                        --------------------     ------       ------------- -------     ----      -------- ---------
                                               -         37,261        (2,673)                    2,081    1,060       76
                                               --        -------       -------                    ------   ------      --

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                                                                 183,518
                                                -         5,714         2,516                     6,945   18,356        -          -

Redemptions:
                                                -        (5,902)      (30,558)    (23,809)            -        -        -    (4,490)

Net transfers:                                                        (50,110)      39,881                         (5,355) (322,005)
                                        -----------------         ------------------------- -------     -------   -------- ---------
                                               -       (615,844)                                  9,808      182
                                               --      ---------                                  ------     ---
Increase (decrease) in net assets
resulting from unit transactions                                      (78,152)    199,590        16,753   18,538   (5,355) (326,495)
                                        -----------------         ------------------------  --------------------- -------- ---------
                                   - (616,032)

INCREASE (DECREASE) IN NET ASSETS
                                                -      (578,771)      (80,825)    217,475        18,834   19,598   (5,279) (300,256)

NET ASSETS:
  Beginning of period                                   578,771       368,413     150,938        19,598             5,279   305,535
                                        ------------------------   ----------- -----------   ----------------------------- --------
                                               -                                                              -
                                               --                                                             -
  End of period                         $           $               $ 287,588   $ 368,413     $  38,432   19,598  $            5,279
                                        ========================    ==========  ==========    =================== ======== =========
                                               -    -                                                                  -
                                               ==   ==           =                                                         =

(1) The Investment Division commenced operations on December 31, 1998. (2) The Investment Division ceased operations on June 22, 1998. See notes to financial statements. (Continued)

                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


-----------------------------------------------------------------------------------------------------------------------------------


                                      American Century VP     Dreyfus Family of Funds   Fidelity Investments VIP   Janus Aspen Funds
                                      Capital Appreciation        Stock Index Fund       II Contrafund Portfolio    Flexible Income
                                            Fund                                                                          fund

                                          Investment Division       Investment Division Investment Division      Investment Division
                                          -------------------       ------------------- -------------------      -------------------
                                           1999        1998         1999          1998  1999         1998         1999         1998
                                           -----       -----        -----         ----- -----        -----        -----        ----
MAXIM SERIES III                                                     (1)                 (1)                        (1)
----------------
FROM OPERATIONS:
Net investment income (loss)            $            $            $                                             $     7,370
                                           (1,413)        5,494         3,949 $             1,178 $                          $
                                                                                                            -
Net realized gain (loss) on investments   (10,977)       (7,989)                                                       (267)
                                                                        3,307               7,430           -
Net change in unrealized appreciation
(depreciation) in investments                                                                                        (5,705)
                                        -----       --------     ------       --------------      --------------------------
                                           73,729         1,041        32,541              22,300          -
                                           -------        ------       -------             -------         --

Increase (decrease) in net assets
resulting from operations                                              39,797                                         1,398
                                        -----       ------        --------------------------      -------------------------
                                           61,339        (1,454)                           30,908          -
                                           -------       -------                           -------         --

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                            803
                                                         28,719        19,446              35,547           -        18,372

Redemptions:                              (16,641)       (1,156)         (607)            (96,270)
                                                                                                            -             -

Net transfers:
                                           (13,334)     (94,807)      367,474             192,460                   114,778
                                        -----------  -----------   --------------------------------------------------------
                                                                                                           -
                                                                                                           --
Increase (decrease) in net assets
resulting from unit transactions           (29,172)     (67,244)      386,313             131,737                   133,150
                                        -----------  -----------   --------------------------------------------------------
                                                                                                           -
                                                                                                           --

INCREASE (DECREASE) IN NET ASSETS          32,167       (68,698)
                                                                      426,110             162,645           -       134,548

NET ASSETS:
  Beginning of period                      125,156      193,854
                                        -----------  ----------
                                                                           -                   -           -             -
                                                                           --                  --          --            --
  End of period                         $ 157,323     $ 125,156     $ 426,110 $        $  162,645 $               $ 134,548  $
                                        ==========    ==========    ============================================= ========== =
                                                                                                           -
                                                                                       ==                         ==

                                        (1) The Investment Division commenced operations on
                                        December 31, 1998.
                                        (2) The Investment Division ceased operations on June 22, 1998.
See notes to financial statements.                                  (Continued)


                          MAXIM SERIES ACCOUNT
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


--------------------------------------------------------------------------------------------------------------------------------


                               Neuberger & Berman

                                           Management AMT Partners   Templeton International   Total Maxim Series III
                                                  Portfolio                  Class I                   Account

                                             Investment Division       Investment Division

                                             1999         1998         1999         1998          1999         1998
                                             -----        -----        -----        -----         -----        ----
MAXIM SERIES III                              (1)                       (1)
----------------
FROM OPERATIONS:
Net investment income (loss)              $                          $                        $             $
                                                  157  $                   1,197 $               1,454,371      698,684
                                                                 -                         -
Net realized gain (loss) on investments            28                        (45)                  855,021      921,020
                                                                 -                         -
Net change in unrealized appreciation
(depreciation) in investments
                                                8,727           -         18,143          -        (11,740)     277,011
                                                ------          --        -------         --       --------     -------

Increase (decrease) in net assets
resulting from operations
                                                8,912           -         19,295          -      2,297,652    1,896,715
                                                ------          --        -------         --     ----------   ---------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                             30,389                                            3,271,590    3,720,539
                                                                 -        14,478           -

Redemptions:                                     (606)                      (604)               (1,142,671)    (518,200)
                                                                 -                         -

Net transfers:                                162,309
                                          -----------
                                                                -        101,757          -        117,320       (4,237)
                                                                --       --------         --       --------      -------
Increase (decrease) in net assets
resulting from unit transactions              192,092
                                          -----------
                                                                -        115,631          -      2,246,239    3,198,102
                                                                --       --------         --     ----------   ---------

INCREASE (DECREASE) IN NET ASSETS             201,004                                            4,543,891    5,094,817
                                                                 -       134,926           -

NET ASSETS:
  Beginning of period                                                                                        10,627,158
                                          -------------------------------------------------------           -----------
                                                   -            -             -           -     15,721,975
                                                   --           --            --          --    ----------
  End of period                            $           $              $  134,926 $            $ 20,265,866  $
                                          ======       ==================================================== =
                                              201,004           -                         -                  15,721,975
                                              ========          ==                        ==                 ==========

(1) The Investment Division commenced operations on December 31, 1998. (2) The Investment Division ceased operations on June 22, 1998 See notes to financial statements. (Concluded)

MAXIM SERIES ACCOUNT OF

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998

------------------------------------------------------------------------------



1.   HISTORY OF THE SERIES ACCOUNT

     The Maxim Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on June 24, 1981. In 1990, the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

     As of September 24, 1984, the administrative charges of the Series Account were changed by a vote of the Board of Directors. Contracts purchased through September 24, 1984 (Maxim I Series) were and will remain subject to the previous charges while the contracts purchased after September 24, 1984 (Maxim II Series) are charged with the new amounts (see Note 3). As a result of changes in the administrative charges, the contracts purchased after September 24, 1984 are being accounted for separately.

     As of September 19, 1994 the Company began offering a new contract in the Series Account (Maxim III Series or MVP contracts). The administrative charges for these contracts differ from the administrative charges for the contracts in the Maxim I Series and Maxim II Series (see Note 3) and are therefore accounted for separately.

     In conjunction with a system conversion process during 1998, a balancing adjustment from (to) GWLA was required to properly reflect contributions and corresponding unit values by investment division.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net  Transfers  -  Net  transfers  include  transfers  between   investment
     divisions of the Series Account as well as transfers between other investment options of the Company.

3.   CHARGES UNDER THE CONTRACT

     Contract Maintenance Charge - On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $30 for contracts issued before September 24, 1984 and $35 for contracts issued after September 24, 1984, as compensation for the administrative services provided to contract owners. To compensate the Company for administrative services for contracts issued after September 19, 1994, a contract charge of $27 is deducted from each participant account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining.

     Charges Incurred for Total or Partial Surrenders - Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" for contracts purchased after September 19, 1994 is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

     Deductions for Assumption of Mortality and Expense Risks - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 1.25% (1.00% allocable to mortality risk and .25% allocable to expense risk) for the contracts purchased before September 24, 1984. For contracts purchased after September 24, 1984 and through September 19, 1994, the annual rate is 1.40% (1.00% allocable to mortality risk and .40% allocable to expense risk). For contracts purchased after September 19, 1994 the annual rate is 1.25% (.85% allocable to mortality risk and .40% allocable to expense risk). This charge is designated to compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of the charge is guaranteed and will not change.

     Premium Taxes - The Company currently will pay any applicable premium tax or other tax, levied by the government, when due. If the contract value is used to purchase an annuity under the annuity options, the dollar amount of any premium tax previously paid or payable upon annuitization by the Company will be charged against the contract value.

4.   RELATED PARTY SERVICES

     A wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.

5.  SELECTED DATA

                                  The  following  is a summary of selected  data
for a unit of capital and net assets for the Series Account.

                                                                      Maxim Money Market     Maxim Stock Index    Maxim Total Return

                         Maxim Bond Portfolio  Maxim Bond Portfolio        Portfolio             Portfolio             Portfolio
                              Qualified            Non-Qualified         Non-Qualified           Qualified           Non-Qualified

                      ---------------------------------------------------------------------------------------------------

MAXIM SERIES ACCOUNT I

1999

 Beginning Unit Value             34.10            $    37.55           $     23.48           $     83.56              $       -

                               ====================================================================================================

 Ending Unit Value                33.59            $    36.98           $     24.31           $     98.60              $       -

                               ====================================================================================================

 Number of Units Outstanding

                                 174.53              3,754.08              1,396.22                182.12                      -

                               ====================================================================================================
                               ====================================================================================================

 Net Assets (000's)             $     6             $     139             $      34             $      18              $       -

                               ====================================================================================================


1998

 Beginning Unit Value             32.41            $    35.65           $     22.57           $     66.97             $    23.89

                               ====================================================================================================

 Ending Unit Value                34.10            $    37.55           $     23.48           $     83.56              $       -

                               ====================================================================================================

 Number of Units Outstanding

                                 174.80              2,461.64              1,398.72                182.36                      -

                               ====================================================================================================

 Net Assets (000's)             $     6             $      92             $      33             $      15              $       -

                               ====================================================================================================


1997

 Beginning Unit Value             30.69            $    33.71           $     21.71           $     51.56             $    19.59

                               ====================================================================================================

 Ending Unit Value                32.41            $    35.65           $     22.57           $     66.97             $    23.89

                               ====================================================================================================

 Number of Units Outstanding     188.97              2,727.87              1,398.91                175.18               2,299.93

                               ====================================================================================================

 Net Assets (000's)             $     6             $      97             $      32             $      12              $      55

                               ====================================================================================================


1996

 Beginning Unit Value             29.81            $    32.74           $     20.92           $     43.05             $    17.75

                               ====================================================================================================

 Ending Unit Value                30.69            $    33.71           $     21.71           $     51.56             $    19.59

                               ====================================================================================================

 Number of Units Outstanding

                                 521.33              2,729.57              1,402.43                175.85               2,301.42

                               ====================================================================================================

 Net Assets (000's)             $    16             $      92             $      30             $       9              $      45

                               ====================================================================================================


1995

 Beginning Unit Value             26.21            $    28.77           $     20.04           $     32.29             $    14.65

                               ====================================================================================================

 Ending Unit Value                29.81            $    32.74           $     20.92           $     43.05             $    17.75

                               ====================================================================================================

 Number of Units Outstanding

                                 523.12              2,732.24              2,022.86                176.42               2,301.96

                               ====================================================================================================

 Net Assets (000's)             $    16             $      89             $      42             $       8              $      41

                               ====================================================================================================
                               ====================================================================================================


                           (Continued)

5.  SELECTED DATA

                                                     Maxim Money     Maxim Money                                     Maxim Total

                      Maxim Bond      Maxim Bond       Market          Market        Maxim Stock     Maxim Stock       Return
                       Portfolio      Portfolio       Portfolio       Portfolio    Index Portfolio Index Portfolio    Portfolio
                       Qualified    Non-Qualified     Qualified     Non-Qualified     Qualified     Non-Qualified   Non-Qualified

                      ---------------------------------------------------------------------------------------------------

MAXIM SERIES ACCOUNT II

1999

 Beginning Unit Value         $    27.95 $    27.73     $     18.26     $     18.49     $     68.64     $     67.64        $      -

                              ======================================================================================================

 Ending Unit Value            $    27.49 $    27.27     $     18.88     $     19.12     $     81.05     $     79.86
                                                                                                                    $
                                                                                                                    -

                              ======================================================================================================

 Number of Units Outstanding

                               40,546.31  38,993.56       55,579.07       68,210.22      198,847.96      142,113.72

                              ======================================================================================================

 Net Assets (000's)           $    1,114 $    1,063     $     1,049     $     1,304     $    16,116     $    11,349       $       -

                              ======================================================================================================


1998

 Beginning Unit Value         $    26.57 $    26.36     $     17.61     $     17.83     $     54.89     $     54.09     $     24.42

                              ======================================================================================================

 Ending Unit Value            $    27.95 $    27.73     $     18.26     $     18.49     $     68.64     $     67.64
                                                                                                                    $
                                                                                                                    -

                              ======================================================================================================

 Number of Units Outstanding

                               47,194.27  48,412.72       59,011.96       45,708.85      232,642.21      160,220.19

                              ======================================================================================================

 Net Assets (000's)           $    1,319 $    1,342     $     1,078      $      845     $    15,969     $    10,837       $       -

                              ======================================================================================================


1997

 Beginning Unit Value         $    25.17 $    24.97     $     16.96     $     17.18     $     42.10     $     41.48     $     20.05

                              ======================================================================================================

 Ending Unit Value            $    26.57 $    26.36     $     17.61     $     17.83     $     54.89     $     54.09     $     24.42

                              ======================================================================================================

 Number of Units Outstanding   54,547.88  51,635.74       54,854.40       46,577.91      189,804.06      153,561.61      211,352.14

                              ======================================================================================================

 Net Assets (000's)           $    1,449 $    1,361      $      966      $      830     $    10,419     $     8,306     $     5,161

                              ======================================================================================================


1996

 Beginning Unit Value         $    24.48 $    24.29     $     16.37     $     16.58     $     35.04     $     34.53     $     18.20

                              ======================================================================================================

 Ending Unit Value            $    25.17 $    24.97     $     16.96     $     17.18     $     42.10     $     41.48     $     20.05

                              ======================================================================================================

 Number of Units Outstanding

                             88,677.28      64,147.08       61,373.56       64,049.31      202,398.63      159,266.26     219,989.41

                             =======================================================================================================

 Net Assets (000's)            $    2,232 $    1,602     $     1,041     $     1,100     $     8,520     $     6,606     $     4,411

                             =======================================================================================================


1995

 Beginning Unit Value         $    21.54 $    21.37     $     15.71     $     15.90     $     26.19     $     25.81     $     15.04

                            ========================================================================================================

 Ending Unit Value            $    24.48 $    24.29     $     16.37     $     16.58     $     35.04     $     34.53     $     18.20

                            ========================================================================================================

 Number of Units Outstanding

                          106,047.41    79,442.17      104,679.99       97,581.56      224,763.46      171,678.12      239,974.08

                        ===========================================================================================================

 Net Assets (000's)      $    2,596   $    1,929     $     1,714     $     1,617     $     7,876     $     5,927     $     4,368

                        ============================================================================================================


                                                   (Continued)



5.  SELECTED DATA

                                                                                                    American Century VP

                                        Maxim U.S.            Maxim U.S.                                  Capital
                                        Government            Government       American Century VP   Appreciation Fund

                                   Securities Portfolio  Securities Portfolio     Balanced Fund

                                         Qualified          Non-Qualified           Qualified          Non-Qualified


                                   --------------------------------------------------------------------------------------

MAXIM SERIES ACCOUNT II

1999

 Beginning Unit Value                     $     26.14           $     26.41               $      -         $     12.06

                                   ======================================================================================

 Ending Unit Value                        $     25.86           $     26.12               $      -         $     19.75

                                   ======================================================================================

 Number of Units Outstanding

                                            94,489.07            151,710.54                                  27,111.64

                                   ======================================================================================

 Net Assets (000's)                       $     2,443           $     3,963               $      -          $      535

                                   ======================================================================================


1998

 Beginning Unit Value                     $     24.83           $     25.08             $    16.04         $     12.58

                                   ======================================================================================

 Ending Unit Value                        $     26.14           $     26.41               $      -         $     12.06

                                   ======================================================================================

 Number of Units Outstanding

                                           113,270.37            205,160.13                                  29,929.91

                                   ======================================================================================

 Net Assets (000's)                       $     2,961           $     5,418               $      -          $      361

                                   ======================================================================================


1997

 Beginning Unit Value                     $     23.20           $     23.44             $    14.04         $     13.19

                                   ======================================================================================

 Ending Unit Value                        $     24.83           $     25.08             $    16.04         $     12.58

                                   ======================================================================================

 Number of Units Outstanding               144,275.86            244,602.79              26,379.49           25,957.24

                                   ======================================================================================

 Net Assets (000's)                       $     3,583           $     6,136              $     423          $      327

                                   ======================================================================================


1996

 Beginning Unit Value                     $     22.65           $     22.88             $    12.69         $     14.00

                                   ======================================================================================

 Ending Unit Value                        $     23.20           $     23.44             $    14.04         $     13.19

                                   ======================================================================================

 Number of Units Outstanding

                                           183,063.52            272,571.17              24,745.20           26,567.31

                                   ======================================================================================

 Net Assets (000's)                       $     4,248           $     6,389              $     348          $      350

                                   ======================================================================================


1995

 Beginning Unit Value                     $     19.78           $     19.98             $    10.62         $     10.82

                                   ======================================================================================

 Ending Unit Value                        $     22.65           $     22.88             $    12.69         $     14.00

                                   ======================================================================================

 Number of Units Outstanding

                                           228,062.15            325,518.95              24,517.40           25,359.37

                                   ======================================================================================

 Net Assets (000's)                       $     5,165           $     7,446              $     311          $      355

                                   ======================================================================================

5.  SELECTED DATA

                               The following is a summary of selected data for a
unit of capital and net assets for the Series Account.

                                                                                                       Maxim

                                                                                                     Founders

                               Maxim   Maxim Ariel    Maxim Ariel                   Maxim      Growth &
                             Aggressiv MidCap Value    Small-Cap     Maxim Bond  Conservative Income Chip  Maxim Growth Maxim Growth
                              Profile   Portfolio        Value       Portfolio     Profile     Portfolio       Index         Index
                             Portfolio                 Portfolio                  Portfolio                  Portfolio     Portfolio


                            --------------------------------------------------------------------------------------------------------

                              1.25       1.25          1.25           1.25           1.25        1.25           1.25          0.50
MAXIM SERIES ACCOUNT III

Date Commenced Operations   01/05/98   09/19/94      03/09/95       09/19/94       01/05/98    01/15/98       01/15/98      12/31/98

1999

 Beginning Unit Value                                                                                                      $
                            $          $              $             $              $            $             $              10.00
                            11.35      20.80          18.25         12.73          10.63        11.74         13.75

                            ========================================================================================================

 Ending Unit Value                                                                                                            $
                            $          $              $             $              $            $             $              12.62
                            13.65      20.60          16.98         12.54          11.01        13.34         17.23

                            ========================================================================================================

 Number of Units Outstanding

                           6,019.04   51,894.51      5,404.94      64,052.67      17,410.97    5,962.03      26,777.65     28,151.03

                           =========================================================================================================

 Net Assets (000's)
                           $          $              $             $              $            $             $              $
                           82         1,069          92            803            192          80            461            355

                           =========================================================================================================


1998

 Beginning Unit Value

                           $          $              $             $              $            $             $
                           10.00      15.75          17.07         12.09          10.00        10.00         10.00

                           =================================================================================================

 Ending Unit Value

                           $          $              $             $              $            $             $
                           11.35      20.80          18.25         12.73          10.63        11.74         13.75

                           =============================================================================================

 Number of Units Outstanding

                          2,227.92   52,202.19      5,611.10      58,959.10      15,432.21    1,025.12      45,895.99

                          =================================================================================================

 Net Assets (000's)
                          $          $              $             $              $            $             $
                          25         1,086          102           751            164          12            631

                          =================================================================================================


1997

 Beginning Unit Value

                                         $              $             $
                                         14.12          13.51         11.43

                                         =======================================

 Ending Unit Value

                                         $              $             $
                                         15.75          17.07         12.09

                                         =======================================

 Number of Units Outstanding

                                         49,565.38      3,045.87      7,412.56

                                         =======================================

 Net Assets (000's)
                                         $              $             $
                                         781            52            90

                                         =======================================


1996

 Beginning Unit Value

                                         $              $             $
                                         13.49          11.60         11.10

                                         =======================================

 Ending Unit Value

                                         $              $             $
                                         14.12          13.51         11.43

                                         =======================================

 Number of Units Outstanding

                                         83,389.90      1,551.40      5,196.46

                                         =======================================

 Net Assets (000's)
                                         $              $             $
                                         1,177          21            59

                                         =======================================


1995

 Beginning Unit Value

                                         $              $             $
                                         10.80          10.00         9.76

                                         =======================================

 Ending Unit Value

                                         $              $             $
                                         13.49          11.60         11.10

                                         =======================================

 Number of Units Outstanding

                                         24,467.21      697.92        1,675.00

                                         =======================================

 Net Assets (000's)                                                 (Continued)
                                         $              $             $
                                         330            8             19

                                         =======================================


5.  SELECTED DATA

                                                                Maxim INVESCO  Maxim INVESCO

                                   Maxim INVESCO      Maxim     International    Small-Cap   Maxim Loomis   Maxim Loomis
                                      Balanced       INVESCO        Growth         Growth       Sayles         Sayles         Maxim
                     Maxim Index     Portfolio      Balanced      Portfolio      Portfolio     Corporate     Small-Cap      Moderate
                    600 Portfolio                   Portfolio       (ADR)                        Bond          Value         Profile
                                                                                               Portfolio     Portfolio     Portfolio


                    ----------------------------------------------------------------------------------------------------------------

                           1.25           1.25          0.50           1.25           1.25         1.25           1.25         1.25
MAXIM SERIES ACCOUNT III

Date Commenced Operations   09/19/94       10/31/96      12/31/98       01/06/95       01/06/95     08/08/95     01/15/98   01/05/98

1999

 Beginning Unit Value                                                                                                         $
                          $              $              $             $              $             $             $            10.98
                          16.10          14.73          10.00         16.28          22.31         14.91         10.00

                          ==========================================================================================================

 Ending Unit Value                                                                                                              $
                          $              $              $             $              $             $             $            12.63
                          17.79          16.98          11.62         19.72          39.84         15.45         9.84

                          ==========================================================================================================

 Number of Units Outstanding

                        20,516.87      122,501.82     29,428.25     27,043.80      34,724.35     60,769.47                 29,199.60

                        ============================================================================================================

 Net Assets (000's)
                         $              $              $             $              $             $             $              $
                         365            2,080          342           533            1,383         939           -              369

                         ===========================================================================================================


1998

 Beginning Unit Value                                                                                                             $
                        $              $                            $              $             $             $              10.00
                        16.57          12.59                        14.90          19.21         14.60         10.00

                        ==============================              ===============================================================

 Ending Unit Value                                                                                                             $
                        $              $                            $              $             $             $              10.98
                        16.10          14.73                        16.28          22.31         14.91         10.00

                        ==============================              ================================================================

 Number of Units Outstanding

                         19,020.51      147,157.63                   35,311.40      44,665.98     77,918.20     -          21,309.48

                         ==============================              ===========================================================

 Net Assets (000's)
                         $              $                            $              $             $             $              $
                         306            2,167                        575            997           1,162         -              234

                         ==============================              =============================================================


1997

 Beginning Unit Value

                        $              $                            $              $             $
                        13.87          10.13                        13.46          16.39         13.12

                        ==============================              ===========================================

 Ending Unit Value

                        $              $                            $              $             $
                        16.57          12.59                        14.90          19.21         14.60

                        ==============================              ===========================================

 Number of Units Outstanding

                      14,918.01      32,937.69                    31,948.04      44,396.72     23,403.30

                      ==============================              ===========================================

 Net Assets (000's)
                       $              $                            $              $              $
                       247            415                          476            853            342

                       ==============================              ============================================


1996

 Beginning Unit Value

                       $              $                            $              $              $
                       12.18          10.00                        11.25          13.09          12.03

                       ==============================              ============================================

 Ending Unit Value

                       $              $                            $              $              $
                       13.87          10.13                        13.46          16.39          13.12

                       ==============================              ============================================

 Number of Units Outstanding

                        10,975.88      1,307.11                     15,132.95      33,993.67      12,487.29

                        ==============================              ============================================

 Net Assets (000's)
                        $              $                            $              $              $
                        152            13                           204            557            164

                        ==============================              ============================================


1995

 Beginning Unit Value

                        $                                           $              $              $
                        9.77                                        10.00          10.00          10.00

                        ==============================              ============================================

 Ending Unit Value

                        $                                           $              $              $
                        12.18                                       11.25          13.09          12.03

                        ==============================              ============================================

 Number of Units Outstanding

                         2,705.63                                    2,623.01       4,511.19       799.35

                         ==============================              ============================================

 Net Assets (000's)
                         $                                           $              $              $
                         33                                          29             59             10

                         ==============================              ============================================

                                                                                             (Continued)



5.  SELECTED DATA

                            Maxim          Maxim                                             Maxim T.    Maxim T. Rowe  Maxim T Rowe
                          Moderately     Moderately    Maxim Money   Maxim Money              Rowe Price   Price        Price MidCap
                          Aggressive    Conservative     Market         Market   Maxim Stock  Equity/Income Equity/Income   Growth
                           Profile        Profile       Portfolio     Portfolio     Index       Portfolio     Portfolio   Portfolio
                          Portfolio      Portfolio                                Portfolio

                         -----------------------------------------------------------------------------------------------------------

                             1.25           1.25          1.25           0.50           1.25       1.25           0.50          1.25
MAXIM SERIES ACCOUNT III

Date Commenced Operations  01/05/98       01/05/98      08/04/95       12/31/98    09/19/94    01/06/95       12/31/98      01/15/98

1999

 Beginning Unit Value      $     11.10    $     10.79   $     11.40       10.00    $     25.67   $     20.86    $     10.00  $
                                                                                                                               12.42


                         ==========================================================================================================

 Ending Unit Value         $     13.38    $     11.54   $     11.80    $     10.43    $     30.35   $     21.30    $ 10.29    $15.29



                         =========================================================================================================

 Number of Units Outstanding

                         32,079.80       5,941.97    278,852.75       4,193.76     124,499.25     75,493.06    19,743.60   10,284.80

                       =============================================================================================================

 Net Assets (000's)       $      429      $      69   $     3,290      $      44    $     3,779   $     1,608     $      203  $
                                                                                                                             157


                       ============================================================================================================


1998

 Beginning Unit Value    $     10.00    $     10.00   $     10.97                   $     20.50   $     19.39             $
                                                                                                                         10.00


                       ===========================================               =============================           ===========

 Ending Unit Value       $     11.10    $     10.79   $     11.40                   $     25.67   $     20.86             $
                                                                                                                         12.42


                       ===========================================               =============================           ===========

 Number of Units Outstanding

                            13,300.61       6,875.97     72,949.61                    154,519.05     88,483.59            10,160.99

                          =========================================               =============================           ==========

 Net Assets (000's)        $      148      $      74    $      831                   $     3,966   $     1,846               $   126

                          =========================================               =============================           ==========


1997

 Beginning Unit Value                                  $     10.55                   $     15.70   $     15.24

                                                     ==============               =============================

 Ending Unit Value                                     $     10.97                   $     20.50   $     19.39

                                                     ==============               =============================

 Number of Units Outstanding                          55,509.88                    169,289.23    106,469.26

                                                  ==============               =============================

 Net Assets (000's)                                  $      609                   $     3,470   $     2,064

                                                  ==============               =============================


1996

 Beginning Unit Value

                                                       $                            $              $
                                                     10.17                        13.05          12.92

                                                 ==============               =============================

 Ending Unit Value                                                                             $     15.24
                                                       $                            $
                                                     10.55                        15.70

                                                 ==============               =============================

 Number of Units Outstanding

                                                   30,070.95                    130,996.47     67,415.13

                                                 ==============               =============================

 Net Assets (000's)                                    $                         $     2,057   $     1,027
                                                      317


                                                 ==============               =============================


1995

 Beginning Unit Value

                                                       $                            $              $
                                                     10.00                         9.74          10.00

                                                 ==============               =============================

 Ending Unit Value                                                               $     13.05   $     12.92
                                                       $
                                                     10.17


                                                 ==============               =============================

 Number of Units Outstanding

                                                   15,499.45                    17,200.32      19,500.37

                                                 ==============               =============================

 Net Assets (000's)                                    $                          $      224       $
                                                      158                                         252

                                                 ==============               =============================

                                                                   (Continued)




5.  SELECTED DATA

                                                                                American                     Fidelity
                                       Maxim U.S.                                Century VP                  Investments
                     Maxim Total     Government                    American       Capital                       VIP II   Janus Aspen
                          Return       Securities    Maxim Value    Century VP    Appreciaiton     Dreyfus     Contrafund   Flexible
                        Portfolio      Portfolio        Index     Balanced Fund   Fund       Stock Index   Portfolio     Income Fund
                                                       Portfolio


                            --------------------------------------------------------------------------------------------------------

                              1.25           1.25          1.25           1.25           1.25          0.50           1.25      0.50
MAXIM SERIES ACCOUNT III

Date Commenced Operations   09/19/94       01/18/95      01/15/98       09/19/94       01/18/95      12/31/98    11/12/98   12/31/98

1999

 Beginning Unit Value                                                                                                           $
                                        $              $             $              $              $             $            10.00
                                        12.95          11.68         17.07          11.29          10.00         11.69

                            ========================================================================================================

 Ending Unit Value                                                                                                               $
                                        $              $             $              $              $             $             10.11
                                        12.83          12.85         18.55          18.34          12.00         14.35

                            ========================================================================================================

 Number of Units Outstanding

                                        22,422.35      2,991.88      -           8,576.49       35,509.76     11,336.44    13,308.63

                            ====================================================================================================

 Net Assets (000's)
                                        $              $             $              $              $             $              $
                                        288            38            -              157            426           163            135

                            ========================================================================================================


1998

 Beginning Unit Value

                                        $              $             $              $                            $
                           15.78          12.23          10.00         14.94          11.68                        10.00

                            =======================================================================              ===============

 Ending Unit Value

                                        $              $             $              $                            $
                                        12.95          11.68         17.07          11.29                        11.69

                            =======================================================================              ===============

 Number of Units Outstanding

                                        28,452.60      1,678.41      309.20         11,087.23                    -

                                                                                                                 ===============
                            =======================================================================

 Net Assets (000's)
                                        $              $             $              $                            $
                                        368            20            5              125                          -

                            =======================================================================              ===============


1997

 Beginning Unit Value

                                        $                            $              $
                           12.94          11.41                        13.06          12.23

                           ==========================================================================

 Ending Unit Value

                           $              $                            $              $
                           15.78          12.23                        14.94          11.68

                           ==========================================================================

 Number of Units Outstanding

                           36,689.11      12,345.78                    20,447.27      16,591.59

                           ==========================================================================

 Net Assets (000's)
                           $              $                            $              $
                           579            151                          306            194

                           ==========================================================================


1996

 Beginning Unit Value

                           $              $                            $              $
                           11.72          11.12                        11.79          12.94

                           ==========================================================================

 Ending Unit Value

                           $              $                            $              $
                           12.94          11.41                        13.06          12.23

                           ==========================================================================

 Number of Units Outstanding

                          30,202.42      15,784.10                    19,490.47      15,595.65

                          ==========================================================================

 Net Assets (000's)
                          $              $                            $              $
                          391            180                          255            191

                          ==========================================================================


1995

 Beginning Unit Value

                          $              $                            $              $
                          9.67           10.00                        9.85           10.00

                          ==========================================================================

 Ending Unit Value

                          $              $                            $              $
                          11.72          11.12                        11.79          12.94

                          ==========================================================================

 Number of Units Outstanding

                           9,694.71       14,812.67                    7,745.10       6,110.86

                           ==========================================================================

 Net Assets (000's)
                           $              $                            $              $
                           114            165                          91             79

                           ==========================================================================

                                                                    (Continued)


5.  SELECTED DATA

                                   Neubergar &
                                    Berman AMT      Templeton

                                     Partners     International
                                    Portfolio     Class I Fund


                                  -------------------------------

                                       0.50           0.50
MAXIM SERIES ACCOUNT III

Date Commenced Operations            12/31/98       12/31/98

1999

 Beginning Unit Value                $     10.00     $     10.00

                                  ===============================

 Ending Unit Value                   $     10.68     $     12.29

                                  ===============================

 Number of Units Outstanding

                                       18,814.54       10,980.69

                                  ===============================

 Net Assets (000's)                   $      201      $      135

                                  ===============================


1998

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)

1997

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)

1996

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)

1995

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)




                    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    (An indirect wholly-owned subsidiary of
                      The Great-West Life Assurance Company)

                    Consolidated Financial Statements for the Years Ended December 31, 1999, 1998, and 1997 and
                    Independent Auditors' Report











INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

     We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (an indirect wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

     As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for
     Internal Use" and, accordingly, changed its method of accounting for software development costs.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
January 31, 2000




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1999 AND 1998
(Dollars in Thousands)

===================================================================================================================================

                                                                             1999                      1998
                                                                     ----------------------   -----------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581 and $2,298,936)                                   $           2,260,581    $           2,199,818
    Available-for-sale, at fair value (amortized cost
      $6,953,383 and $6,752,532)                                               6,727,922                6,936,726
  Common stock, at fair value (cost $43,978 and                                   69,240                   48,640
    $41,932)
  Mortgage loans on real estate, net                                             974,645                1,133,468
  Real estate, net                                                               103,731                   73,042
  Policy loans                                                                 2,681,132                2,858,673
  Short-term investments, available-for-sale (cost
    approximates fair value)                                                     240,804                  420,169
                                                                     ----------------------   -----------------------

         Total Investments                                                    13,058,055               13,670,536

Cash                                                                             257,840                  176,119
Reinsurance receivable
  Related party                                                                    5,015                    5,006
  Other                                                                          168,307                  187,952
Deferred policy acquisition costs                                                282,295                  238,901
Investment income due and accrued                                                137,810                  157,587
Other assets                                                                     308,419                  311,078
Premiums in course of collection                                                 142,199                   84,940
Deferred income taxes                                                            253,323                  191,483
Separate account assets                                                       12,780,016               10,099,543
                                                                     ----------------------   -----------------------








TOTAL ASSETS                                                       $          27,393,279    $          25,123,145
                                                                     ======================   =======================



See notes to consolidated financial statements.






====================================================================================================================================
                                                                                      1999                1998
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                           $        555,783    $        555,300
      Other                                                                         11,181,900          11,347,548
    Policy and contract claims                                                         391,968             428,798
    Policyholders' funds                                                               185,623             181,779
    Provision for policyholders' dividends                                              70,726              69,530
GENERAL LIABILITIES:
    Due to Parent Corporation                                                           35,979              52,877
    Due to GWL&A Financial                                                             175,035
    Repurchase agreements                                                               80,579             244,258
    Commercial paper                                                                                        39,731
    Other liabilities                                                                  638,469             761,505
    Undistributed earnings on participating business                                   130,638             143,717
    Separate account liabilities                                                    12,780,016          10,099,543
                                                                                -----------------   -----------------
         Total Liabilities                                                          26,226,716          23,924,586
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         700,316             699,556
    Accumulated other comprehensive income (loss)                                      (84,861)             61,560
    Retained earnings                                                                  544,076             430,411
                                                                                -----------------   -----------------
         Total Stockholder's Equity                                                  1,166,563           1,198,559
                                                                                -----------------   -----------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                    $     27,393,279    $     25,123,145
                                                                                =================   =================





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================================

                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
REVENUES:
  Premiums
    Related party (including premiums
       recaptured totaling $0,
      $0, and $155,798)                                     $                  $         46,191   $        155,798
    Other (net of premiums ceded totaling
      $85,803, $86,511 and $61,194)                                1,163,183            948,672            677,381
  Fee income                                                         635,147            516,052            420,730
  Net investment income
    Related party                                                    (10,923)            (9,416)            (8,957)
    Other                                                            886,869            906,776            890,630
  Net realized gains on investments                                    1,084             38,173              9,800
                                                               ----------------   ----------------   ----------------
                                                                   2,675,360          2,446,448          2,145,382
                                                               ----------------   ----------------   ----------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $80,681,
    $81,205, and $44,871)                                            970,250            768,474            543,903
  Increase in reserves
    Related party                                                                        46,191            155,798
    Other                                                             33,631             78,851             90,013
  Interest paid or credited to contractholders                       494,081            491,616            527,784
  Provision for policyholders' share of earnings
    on participating business                                         13,716              5,908              3,753
  Dividends to policyholders                                          70,161             71,429             63,799
                                                               ----------------   ----------------   ----------------
                                                                   1,581,839          1,462,469          1,385,050
  Commissions                                                        173,405            144,246            102,150
  Operating expenses (income):
    Related party                                                       (768)            (5,094)            (6,292)
    Other                                                            593,575            518,228            431,714
  Premium taxes                                                       38,329             30,848             24,153
                                                               ----------------   ----------------   ----------------
                                                                   2,386,380          2,150,697          1,936,775
INCOME BEFORE INCOME TAXES                                           288,980            295,751            208,607
                                                               ----------------   ----------------   ----------------
PROVISION FOR INCOME TAXES:
  Current                                                             72,039             81,770             61,644
  Deferred                                                            11,223             17,066            (11,797)
                                                               ----------------   ----------------   ----------------
                                                                      83,262             98,836             49,847
                                                               ----------------   ----------------   ----------------
NET INCOME                                                  $        205,718   $        196,915   $        158,760
                                                               ================   ================   ================


See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

====================================================================================================================================

                                                                                              Accumulated
                                                                                 Additional    Other
                                       Preferred Stock         Common Stock       Paid-in   Comprehensive  Retained
                                ------------------------   --------------------
                                   Shares     Amount         Shares  Amount       Capital   Income (Loss)  Earnings       Total
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, JANUARY 1, 1997          2,000,800    121,800     7,032,000    7,032   $ 664,265     14,951      226,166   $   1,034,214

   Net income                                                                                             158,760         158,760
   Other comprehensive income                                                                 37,856                        37,856
                                                                                                                       ------------
Total comprehensive income                                                                                                196,616
                                                                                                                       ------------
Capital contributions                                                              26,483                                  26,483
Dividends                                                                                                 (71,394)        (71,394)
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1997        2,000,800    121,800     7,032,000    7,032     690,748     52,807      313,532       1,185,919




   Net income                                                                                             196,915         196,915
   Other comprehensive income                                                                  8,753                        8,753
                                                                                                                       ------------
Total comprehensive income                                                                                                205,668
                                                                                                                       ------------
Capital contributions                                                               8,808                                   8,808
Dividends                                                                                                 (80,036)        (80,036)
Purchase of preferred shares     (2,000,800)  (121,800)                                                                  (121,800)
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1998                0          0     7,032,000    7,032   $ 699,556     61,560      430,411   $   1,198,559

   Net income                                                                                             205,718         205,718
   Other comprehensive loss                                                                 (146,421)                    (146,421)
                                                                                                                       ------------
Total comprehensive loss                                                                                                   59,297
                                                                                                                       ------------
Capital contributions
Dividends                                                                                                 (92,053)        (92,053)
Income tax benefit on stock
  Compensation                                                                        760                                     760
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1999                0          0     7,032,000    7,032   $ 700,316    (84,861)     544,076   $   1,166,563
                                ========================   ====================  ========= ========================    ============


See notes to consolidated financial statements.




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
OPERATING ACTIVITIES:
  Net income                                                $        205,718   $        196,915   $        158,760
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Gain allocated to participating
        policyholders                                                 13,716              5,908              3,753
      Amortization of investments                                    (22,514)           (15,068)               409
      Net realized gains on investments                               (1,084)           (38,173)            (9,800)
      Depreciation and amortization                                   47,339             55,550             46,929
      Deferred income taxes                                           11,223             17,066            (11,824)
  Changes in assets and liabilities:
      Policy benefit liabilities                                     650,959            938,444            498,114
      Reinsurance receivable                                          19,636            (43,643)           112,594
      Accrued interest and other receivables                         (37,482)            28,467             30,299
      Other, net                                                    (146,150)          (184,536)            64,465
                                                               ----------------   ----------------   ----------------
         Net cash provided by operating activities                   741,361            960,930            893,699
                                                               ----------------   ----------------   ----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
         Sales                                                                            9,920
         Maturities and redemptions                                  520,511            471,432            359,021
         Available-for-sale
         Sales                                                     3,176,802          6,169,678          3,174,246
         Maturities and redemptions                                  822,606          1,268,323            771,737
    Mortgage loans                                                   165,104            211,026            248,170
    Real estate                                                        5,098             16,456             36,624
    Common stock                                                      18,116              3,814             17,211
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                           (563,285)          (584,092)          (439,269)
         Available-for-sale                                       (4,019,465)        (7,410,485)        (4,314,722)
    Mortgage loans                                                    (2,720)          (100,240)            (2,532)
    Real estate                                                      (41,482)            (4,581)           (64,205)
    Common stock                                                     (19,698)           (10,020)           (29,608)
                                                               ----------------   ----------------   ----------------
         Net cash provided by (used in)
           investing activities                             $         61,587   $         41,231   $       (243,327)
                                                               ================   ================   ================


                                                     (Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

==================================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                     $       (583,900)  $       (507,237)  $       (577,538)
  Due to Parent Corporation                                          (16,898)           (73,779)           (19,522)
  Due to GWL&A Financial                                             175,035
  Dividends paid                                                     (92,053)           (80,036)           (71,394)
  Net commercial paper repayments                                    (39,731)           (14,327)           (30,624)
  Net repurchase agreements (repayments)
    borrowings                                                      (163,680)           (81,280)            38,802
  Capital contributions                                                                   8,808             11,000
  Purchase of preferred shares                                                         (121,800)
  Acquisition of subsidiary                                                             (82,669)
                                                               ----------------   ----------------   ----------------
                                                               ----------------   ----------------   ----------------
         Net cash used in financing activities                      (721,227)          (952,320)          (649,276)
                                                               ----------------   ----------------   ----------------

NET INCREASE IN CASH                                                  81,721             49,841              1,096

CASH, BEGINNING OF YEAR                                              176,119            126,278            125,182
                                                               ----------------   ----------------   ----------------

CASH, END OF YEAR                                           $        257,840   $        176,119   $        126,278
                                                               ================   ================   ================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                            $         76,150   $        111,493   $         86,829
    Interest                                                          14,125             13,849             15,124



See notes to consolidated financial statements.               (Concluded)





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Amounts in Thousands, except Share Amounts)
===============================================================================

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial) and an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

     Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

     Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

         Investments - Investments are reported as follows:

     1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

     Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

     The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

     2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

     The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

     3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

     4. Investments in common stock are carried at fair value.

     5. Policy loans are carried at their unpaid balances.

     6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

         Cash - Cash includes only amounts in demand deposit accounts.

     Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". SOP 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. As a result of the adoption of SOP 98-1, the Company capitalized $18,373 in internal use software development costs for the year ended December 31, 1999.

     Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Other costs capitalized include expenses associated with the Company's group sales representatives. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs
     totaled   $43,512,   $51,724,   and  $44,298  in  1999,   1998,  and  1997,
     respectively.



     Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

     Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,169,885 and $6,866,478 at December
     31, 1999 and 1998, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,468,685 and $4,908,964 at December 31, 1999 and 1998, respectively, are established at the contractholder's account value.

     Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet (see Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

     Participating Fund Account - Participating life and annuity policy reserves are $4,297,823 and $4,108,314 at December 31, 1999 and 1998, respectively.
     Participating business approximates 31.0%, 32.7%, and 50.5% of the Company's ordinary life insurance in force and 94.0%, 71.9% and 91.1% of ordinary life insurance premium income for the years ended December 31, 1999, 1998 and 1997, respectively.

     The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

     The Company has established a Participating Policyholder Experience Account
     (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

     The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the participating policyholders.


     Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from contracts for claim processing or other administrative services and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.2%, 6.3%, and 6.6% in 1999, 1998, and 1997.

     Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

     Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

     The Company requires collateral in an amount greater than or equal to 102% of the borrowing for all securities lending transactions.

     Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists primarily of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options and equity swaps. The differential paid or received under the terms of these contracts is recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.



     Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are stock conversion protection agreements that require the counter-party to automatically call the bond for cash when the issuer elects to convert the bond to common stock. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

     Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

     The Financial Accounting Standards Board has issued Statement No. 133, "Accounting for Derivative Instruments and for Hedging Activities", which, as amended, is required to be adopted in years beginning after June 15, 2000. This Statement provides a comprehensive and consistent standard for the recognition and measurement of derivatives and hedging activities. Although management has not completed its analysis of the impact of this Statement, management does not anticipate that the adoption of the new Statement will have a significant effect on earnings or the financial position of the Company because of the Company's minimal use of derivatives.

     Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25 to stock-based compensation awards to employees.


2.       ACQUISITION

     On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations, which had an insignificant effect on net income in 1998, have been combined with those of the Company since the date of acquisition.



     The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.


3.       RELATED-PARTY TRANSACTIONS

     On December 31, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at December 31, 1998 as a result of this transaction:

      Assets                                                       Liabilities and Stockholder's Equity

      Cash                                        $     24,600     Policy reserves                    $     137,638
      Deferred income taxes                              3,816
      Policy loans                                      82,649
      Due from Parent Corporation                       19,753
      Other                                              6,820
                                                    ------------                                         ------------
                                                  $    137,638                                        $     137,638
                                                    ============                                         ============


     ===========================================================================
     In connection with this transaction, the Parent Corporation made a capital contribution of $5,608 to the Company.

     On September 30, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at September 30, 1998 as a result of this transaction:



                   Assets Liabilities and Stockholder's Equity
      ===========================================

      ===========================================
      Bonds                                       $    147,475     Policy reserves                    $     428,152
      ===========================================
      Mortgages                                         82,637     Due to Parent Corporation                 20,820
      ===========================================
      Cash                                             134,900
      ===========================================
      Deferred policy acquisition costs                  9,724
      ===========================================
      Deferred income taxes                             15,762
      ===========================================
      Policy loans                                      56,209
      ===========================================
      Other                                              2,265
      ===========================================
                                                    ------------                                         ------------
                                                  $    448,972                                        $     448,972
      ===========================================   ============                                         ============

     In connection with this transaction, the Parent Corporation made a capital contribution of $3,200 to the Company.

     On September 30, 1998, the Company purchased furniture, fixtures and equipment from the Parent Corporation for $25,184. In February 1997, the Company purchased its corporate headquarters properties from the Parent Corporation for $63,700.

     On June 30, 1997, the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $155,798 in premium income and increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at June 30, 1997 as a result of this transaction:

                   Assets Liabilities and Stockholder's Equity
      ====================================

      ====================================
      Cash                                 $       160,000      Policy reserves                    $       155,798
      ====================================
      Bonds                                         17,975      Due to Parent Corporation                   20,373
      ====================================
      Other                                             60      Deferred income taxes                        2,719
      ====================================
                                                                Undistributed earnings on
      ====================================
                                                                  participating business                      (855)
      ====================================
                                             ----------------                                        ----------------
                                           $       178,035                                         $       178,035
      ====================================   ================                                        ================

     In connection with this transaction, the Parent Corporation made a capital contribution of $11,000 to the Company.

     Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the actual costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

     The Company performs administrative services for the U.S. operations of the Parent Corporation. The following represents revenue from the Parent Corporation for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.


                                                            Years Ended December 31,
                                               ---------------------------------------------------
                                                    1999              1998              1997
                                               ---------------   ---------------   ---------------

 Investment management revenue               $         130     $         475     $         801
 Administrative and underwriting revenue               768             5,094             6,292

     At December 31, 1999 and 1998, due to Parent Corporation includes $10,641 and $17,930 due on demand and $25,338 and $34,947 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to the Parent Corporation bear interest at the public bond rate (6.7% and 6.1% at December 31, 1999 and 1998, respectively) while the note payable bears interest at 5.4%.

     On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

     Interest expense attributable to these related party obligations was $11,053, $9,891, and $9,758 for the years ended December 31, 1999, 1998 and
     1997, respectively.


4.       REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1999 and 1998, the reinsurance receivable had a carrying value of $173,322 and $192,958, respectively.



     The following schedule details life insurance in force and life and accident/health premiums:


                                                       Ceded            Assumed                          Percentage
                                                   Primarily to        Primarily                         of Amount
                                    Gross           the Parent        from Other           Net            Assumed
                                    Amount          Corporation        Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 1999:
        Life insurance in force:
          Individual         $     35,362,934  $      5,195,961   $     8,467,877   $    38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    116,080,132  $      5,195,961   $    10,680,618   $   121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        306,101  $         27,399   $        46,715   $       325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $      1,107,856  $         85,646   $       126,468   $     1,148,678
                                ===============   ================  ================  ================

      December 31, 1998:
        Life insurance in force:
          Individual         $     34,017,379  $      4,785,079   $     8,948,442   $    38,180,742        23.4%
          Group                    81,907,539                           2,213,372        84,120,911         2.6%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    115,924,918  $      4,785,079   $    11,161,814   $   122,301,653
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        352,710  $         24,720   $        65,452   $       393,442        16.6%
          Accident/health             571,992            61,689            74,284           584,587        12.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        924,702  $         86,409   $       139,736   $       978,029
                                ===============   ================  ================  ================

      December 31, 1997:
        Life insurance in force:
          Individual         $     24,598,679  $      4,040,398   $     3,667,235   $    24,225,516        15.1%
          Group                    51,179,343                           2,031,477        53,210,820         3.8%
                                ---------------   ----------------  ----------------  ----------------
               Total         $     75,778,022  $      4,040,398   $     5,698,712   $    77,436,336
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        320,456  $       (127,388)  $        19,923   $       467,767         4.3%
          Accident/health             341,837            32,645            34,994           344,186        10.2%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        662,293  $        (94,743)  $        54,917   $       811,953
                                ===============   ================  ================  ================




5.       NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS



         Net investment income is summarized as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Investment income:
        Fixed maturities and short-term investments             $      636,946    $      638,079    $      633,975
        Mortgage loans on real estate                                   88,033           110,170           118,274
        Real estate                                                     19,618            20,019            20,990
        Policy loans                                                   167,109           180,933           194,826
        Other                                                              138               285                18
                                                                  ---------------   ---------------   ---------------
                                                                       911,844           949,486           968,083
      Investment expenses, including interest on
        amounts charged by the related parties
        of $11,053, $9,891, and $9,758                                  35,898            52,126            86,410
                                                                  ---------------   ---------------   ---------------
      Net investment income                                     $      875,946    $      897,360    $      881,673
                                                                  ===============   ===============   ===============

         Net realized gains (losses) on investments are as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Realized gains (losses):
        Fixed maturities                                        $       (7,858)   $       38,391    $       15,966
        Mortgage loans on real estate                                    1,429               424             1,081
        Real estate                                                        513                                 363
        Provisions                                                       7,000              (642)           (7,610)
                                                                  ---------------   ---------------   ---------------
      Net realized gains on investments                         $        1,084    $       38,173    $        9,800
                                                                  ===============   ===============   ===============


6.       SUMMARY OF INVESTMENTS

         Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                             Gross           Gross         Estimated
                                           Amortized      Unrealized       Unrealized        Fair          Carrying
                                             Cost            Gains           Losses          Value           Value
                                          ------------   --------------   -------------   ------------    ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies         $      63,444  $        448     $        687    $     63,205   $      63,444
          Collateralized mortgage
             obligations                      115,357                          9,360         105,997         115,357
          Public utilities                    223,705         2,773            3,011         223,467         223,705
          Corporate bonds                   1,724,915        19,179           30,753       1,713,341       1,724,915
          Foreign governments                  10,000           213                           10,213          10,000
          State and municipalities            123,160           738            1,540         122,358         123,160
                                          ------------   --------------   -------------   ------------    ------------
                                        $   2,260,581  $     23,351     $     45,351    $  2,238,581   $   2,260,581
                                          ============   ==============   =============   ============    ============



                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     752,130  $      2,342     $     21,459    $    733,013   $     733,013
            Direct mortgage pass-
               through certificates            304,099         1,419           11,704         293,814         293,814
            Other                              178,142            77            1,431         176,788         176,788
        Collateralized mortgage
           obligations                         909,105         1,183           39,980         870,308         870,308
        Public utilities                       468,087         1,106           14,242         454,951         454,951
        Corporate bonds                      3,929,160        24,287          148,923       3,804,524       3,804,524
        Foreign governments                     41,224           654            1,256          40,622          40,622
        State and municipalities               371,436           108           17,642         353,902         353,902
                                           ------------   --------------   -------------   ------------    ------------
                                         $   6,953,383  $     31,176     $    256,637    $  6,727,922   $   6,727,922
                                           ============   ==============   =============   ============    ============

         Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies          $      34,374  $      1,822     $               $     36,196   $      34,374
          Collateralized mortgage
             obligations                        10,135                            194           9,941          10,135
          Public utilities                     213,256        12,999              460         225,795         213,256
          Corporate bonds                    1,809,957        78,854            3,983       1,884,828       1,809,957
          Foreign governments                   10,133           782                           10,915          10,133
          State and municipalities             121,963         9,298                          131,261         121,963
                                           ------------   --------------   -------------   ------------    ------------
                                         $   2,199,818  $    103,755     $      4,637    $  2,298,936   $   2,199,818
                                           ============   ==============   =============   ============    ============

                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     863,479  $     39,855     $      1,704    $    901,630   $     901,630
            Direct mortgage pass-
               through certificates            467,100         4,344              692         470,752         470,752
            Other                              191,138         1,765              788         192,115         192,115
        Collateralized mortgage
          obligations                          926,797        16,260            1,949         941,108         941,108
        Public utilities                       464,096        14,929               36         478,989         478,989
        Corporate bonds                      3,557,209       123,318           17,420       3,663,107       3,663,107
        Foreign governments                     56,505         2,732                           59,237          59,237
        State and municipalities               226,208         4,588            1,008         229,788         229,788
                                           ------------   --------------   -------------   ------------    ------------
                                         $   6,752,532  $    207,791     $     23,597    $  6,936,726   $   6,936,726
                                           ============   ==============   =============   ============    ============

     The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

     See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

     The amortized cost and estimated fair value of fixed maturity investments at December 31, 1999, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Held-to-Maturity                      Available-for-Sale
                                        -------------------------------------   ------------------------------------
                                           Amortized           Estimated           Amortized           Estimated
                                              Cost             Fair Value             Cost            Fair Value
                                        -----------------   -----------------   -----------------   ----------------
      Due in one year or less         $        221,172    $        220,644    $        323,466    $        334,701
      Due after one year
        through five years                     945,199             941,685           1,286,402           1,251,690
      Due after five years
        through ten years                      684,729             677,531             716,353             684,513
      Due after ten years                      118,170             121,921             690,073             650,432
      Mortgage-backed
        securities                             115,357             105,997           1,965,334           1,897,135
      Asset-backed securities                  175,954             170,803           1,971,755           1,909,451
                                        -----------------   -----------------   -----------------   ----------------
                                      $      2,260,581    $      2,238,581    $      6,953,383    $      6,727,922
                                        =================   =================   =================   ================

     Proceeds from sales of securities available-for-sale were $3,176,802, $6,169,678, and $3,174,246 during 1999, 1998, and 1997, respectively. The realized gains on such sales totaled $10,080, $41,136, and $20,543 for 1999, 1998, and 1997, respectively. The realized losses totaled $19,720, $8,643, and $10,643 for 1999, 1998, and 1997, respectively. During the years 1999, 1998, and 1997, held-to-maturity securities with and amortized cost of $0, $9,920 and $0 were sold due to deterioration with insignificant gains and losses.

     At December 31, 1999 and 1998, pursuant to fully collateralized securities lending arrangements, the Company had loaned $0 and $115,168 of fixed maturities, respectively.



     The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 1999 financial hedge instruments:

                                          Notional                 Strike/Swap
      December 31, 1999                    Amount                     Rate                          Maturity
      -----------------------------    ---------------    ------------------------------    -------------------------

      Interest Rate Caps            $      1,362,000          7.64% - 11.82% (CMT)                6/00 - 12/04
      Interest Rate Swaps                    217,528               4.94%-6.8%                    02/00 - 12/06
      Foreign Currency
        Exchange Contracts                    19,478                   N/A                       03/00 - 07/06
      Equity Swap                            104,152              5.15% - 5.93%                      01/01
      Options                                 54,100                 Various                     01/02 - 12/02

         The following table summarizes the 1998 financial hedge instruments:

                                          Notional                 Strike/Swap
      December 31, 1998                    Amount                     Rate                          Maturity
      -----------------------------    ----------------   ------------------------------    -------------------------
      Interest Rate Floor           $         100,000             4.50% (LIBOR)                      11/99
      Interest Rate Caps                    1,070,000         6.75% - 11.82% (CMT)               12/99 - 10/03
      Interest Rate Swaps                     242,451             4.95% - 9.35%                  08/99 - 02/03
      Foreign Currency
        Exchange Contracts                     34,123                  N/A                       05/99 - 07/06
      Equity Swap                              95,652                 4.00%                          12/99

         LIBOR    - London Interbank Offered Rate
         CMT      - Constant Maturity Treasury Rate

     The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1999, approximately 34% of the Company's mortgage loans were collateralized by real estate located in California.

     The following represents impairments and other information with respect to impaired mortgage loans:

                                                                                     1999                1998
      ======================================================================    ----------------    ----------------

      ======================================================================
      Loans with related allowance for credit losses of
      ======================================================================
        $14,727 and $2,492                                                   $          25,877   $         13,192
      ======================================================================
      Loans with no related allowance for credit losses                                 17,880             10,420
      ======================================================================
      Average balance of impaired loans during the year                                 43,866             31,193
      ======================================================================
      Interest income recognized (while impaired)                                        1,877              2,308
      ======================================================================
      Interest income received and recorded (while impaired)
      ======================================================================
        using the cash basis method of recognition                                       1,911              2,309
      ======================================================================


     As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $75,691 and $52,913 at December 31, 1999 and 1998, respectively.

       The following table presents changes in allowance for credit losses:

                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------

      Balance, beginning of year                                $       67,242    $       67,242    $       65,242
      Provision for loan losses                                         (7,000)              642             4,521
      Chargeoffs                                                             -              (787)           (2,521)
      Recoveries                                                         1,000               145
                                                                  ---------------   ---------------   ---------------
      Balance, end of year                                      $       61,242    $       67,242    $       67,242
                                                                  ===============   ===============   ===============


7.       COMMERCIAL PAPER

     The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 1999, no commercial paper was outstanding. At December 31, 1998, commercial paper outstanding had maturities ranging from 69 to 118 days and interest rates ranging from 5.10% to 5.22%.


8.       ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      ASSETS:
         Fixed maturities and
           short-term investments            $     9,229,307   $      9,207,307  $      9,556,713  $      9,655,831
         Mortgage loans on real
           Estate                                    974,645            968,964         1,133,468         1,160,568
         Policy loans                              2,681,132          2,681,132         2,858,673         2,858,673
         Common stock                                 69,240             69,240            48,640            48,640

      LIABILITIES:
         Annuity contract reserves
           without life contingencies              4,468,685          4,451,465         4,908,964         4,928,800
         Policyholders' funds                        185,623            185,623           181,779           181,779
         Due to Parent Corporation                    35,979             33,590            52,877            52,877
         Due to GWL&A Financial                      175,035            137,445               - -               - -
         Repurchase agreements                        80,579             80,579           244,258           244,258
         Commercial paper                           - -                - -                 39,731            39,731




                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      HEDGE CONTRACTS:
         Interest rate floor                        - -                - -                     17                17
         Interest rate caps                            4,140              4,140               971               971
         Interest rate swaps                          (1,494)            (1,494)            6,125             6,125
         Foreign currency exchange
           contracts                                     (10)               (10)              689               689
         Equity swap                                  (7,686)            (7,686)           (8,150)           (8,150)
         Options                                      (6,220)            (6,220)         - -               - -

     The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

     Mortgage loans fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

     Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

     The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

     The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

     The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market rates on high quality investments.

     The fair value of due to GWL&A Financial reflects the price determined in the public market at December 31, 1999.



     The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.



     The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $772 and $0 of unrealized losses in 1999 and 1998, respectively. Included in the net gain position for foreign currency exchange contracts are $518 and $932 of loss exposures in 1999 and 1998, respectively.

     The carrying amounts for receivables and liabilities reported in the balance sheet approximate fair value due to their short term nature.


9.       EMPLOYEE BENEFIT PLANS

     Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 3 for further discussion.

     The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As U.S. generally accepted accounting principles do not materially differ from these CICA guidelines and the transfer was between related parties, the prepaid pension asset was transferred at carrying value. As a result, the Company recorded the following effective January 1, 1997:

      Prepaid pension cost                 $        19,091      Undistributed earnings on          $         3,608
      ====================================
                                                                  Participating business
      ====================================
                                                                Stockholder's equity                        15,483
      ====================================
                                             ----------------                                        ----------------
                                           $        19,091                                         $        19,091
      ====================================   ================                                        ================


     The following table summarizes changes for the three years December 31, 1999, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.



                                                                                          Post-Retirement
                                                Pension Benefits                           Medical Plan
                                      --------------------------------------   --------------------------------------
                                         1999         1998          1997          1999         1998          1997
                                      -----------   ----------   -----------   -----------   ----------    ----------
Change in benefit obligation
Benefit obligation at beginning
  of year                           $  131,305    $  115,057   $   96,417    $   19,944    $   19,454   $    16,160
Service cost                             7,853         6,834        5,491         2,186         1,365         1,158
Interest cost                            8,359         7,927        7,103         1,652         1,341         1,191
Addition of former Alta employees        4,155
Actuarial (gain) loss                  (22,363)        5,117        9,470         3,616        (1,613)        1,500
Prior service for former Alta
  employees                                                                       2,471
Benefits paid                           (3,179)       (3,630)      (3,424)         (641)         (603)         (555)
                                      -----------   ----------   -----------   -----------   ----------    ----------
Benefit obligation at end of year      126,130       131,305      115,057        29,228        19,944        19,454
                                      -----------   ----------   -----------   -----------   ----------    ----------

Change in plan assets
Fair value of plan assets at
  beginning of year                 $  183,136    $  162,879   $  138,221    $             $            $
Actual return on plan assets            12,055        23,887       28,082
Addition of former Alta employees
  and other adjustments                     81
Benefits paid                           (3,179)       (3,630)      (3,424)
                                      -----------   ----------   -----------   -----------   ----------    ----------
Fair value of plan assets at
  end of year                          192,093       183,136      162,879
                                      -----------   ----------   -----------   -----------   ----------    ----------

Funded status                           65,963        51,831       47,822       (29,228)      (19,944)      (19,454)
Unrecognized net actuarial
  (gain) loss                          (30,161)      (11,405)      (6,326)        3,464          (113)        1,500
Unrecognized prior service cost          3,614                                    2,310
Unrecognized net obligation or
  (asset) at transition                (18,170)      (19,684)     (21,198)       13,736        14,544        15,352
                                      -----------   ----------   -----------   -----------   ----------    ----------
Prepaid (accrued) benefit cost      $   21,246    $   20,742   $   20,298    $   (9,718)   $   (5,513)  $    (2,602)
                                      ===========   ==========   ===========   ===========   ==========    ==========

         Weighted-average
         assumptions as of
December 31
Discount rate                            7.50%         6.50%         7.00%        7.50%          6.50%        7.00%
Expected return on plan assets           8.50%         8.50%         8.50%        8.50%          8.50%        8.50%
Rate of compensation increase            5.00%         4.00%         4.50%        5.00%          4.00%        4.50%

         Components of net
         periodic benefit
Cost
Service cost                        $    7,853    $    6,834   $     5,491   $    2,186    $    1,365   $     1,158
Interest cost                            8,360         7,927         7,103        1,652         1,341         1,191
Expected return on plan assets         (15,664)      (13,691)      (12,286)
Amortization of transition              (1,514)       (1,514)       (1,514)         808           808           808
obligation
Amortization of unrecognized prior
  service cost                             541                                      162
Amortization of gain from earlier
  periods                                  (80)                                      38
                                      -----------   ----------                 -----------   ----------    ----------
                                      -----------   ----------   -----------   -----------   ----------    ----------
Net periodic (benefit) cost         $     (504)   $     (444)  $    (1,206)  $    4,846    $    3,514   $     3,157
                                      ===========   ==========   ===========   ===========   ==========    ==========

     The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 1999, 1998, or 1997.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:



                                                                           1-Percentage             1-Percentage
                                                                               Point                    Point
                                                                             Increase                 Decrease
                                                                        --------------------     --------------------
      Increase (decrease) on total of service and interest cost
        on components                                                $             1,678     $             (1,285)
      Increase (decrease) on post-retirement benefit obligation                    7,897                   (6,186)

     The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 1999, 1998, and 1997 totaled $5,504, $3,915, and $3,475, respectively.

     The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. The total of participant deferrals, which is reflected in other liabilities, was $17,367, $16,102, and $13,952 for years ending December 31, 1999, 1998, and
     1997, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 1999, 1998, and 1997 were $1,231, $1,185, and $1,019, respectively.

     The Company also provides a supplemental executive retirement plan (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The incremental expense for this plan for 1999, 1998, and 1997 was $3,002, $2,840, and $2,531,
     respectively. The total liability of $14,608, $11,323, and $8,828 as of December 31, 1999, 1998, and 1997 is included in other liabilities.


10.      FEDERAL INCOME TAXES

     The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                                       1999             1998            1997
                                                                    ------------    -------------    ------------
      Federal tax rate                                                    35.0   %        35.0    %       35.0    %
      Change in tax rate resulting from:
        Settlement of Parent tax exposures                                (5.9)                          (20.2)
        Provision for contingencies                                       (0.5)                            7.7
        Policyholder share of earnings                                     1.7             0.7             0.6
        Other, net                                                        (1.5)           (2.3)            0.8
                                                                    ------------    -------------    ------------
      Total                                                               28.8   %        33.4    %       23.9    %
                                                                    ============    =============    ============

     The Company's income tax provision was favorably impacted in 1999 and 1997 by releases of contingent liabilities relating to taxes of the Parent Corporation's U.S. branch associated with blocks of business that were transferred from the Parent Corporation's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS) relating to the 1992 - 1993 audit years. The release recorded in 1997 reflected the resolution of certain tax issues with the IRS relating to the 1990-1991 audit years. The release totaled $17,150 for 1999 and $42,150 for 1997; however, $8,900 of the 1999 release and $15,100 of the 1997 release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings (losses).

     In addition to this release of contingent tax liabilities, the Company's income tax provision for 1997 also reflects increases for other contingent items relating to open tax years where the Company determined it was probable that additional taxes could be owed based on changes in facts and circumstances. The increase in 1997 was $16,000, of which $10,100 was attributable to participating policyholders and therefore had no effect on the net income of the Company. This increase in contingent tax liabilities has been reflected as a component of the deferred income tax provisions as the Company does not expect near term resolution of these contingencies.

     Excluding the effect of the 1999 and 1997 tax items discussed above, the effective tax rate for 1999 and 1997 was 35.2% and 36.4%.

     Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1999 and 1998 are as follows:

                                                                 1999                              1998
                                                   ---------------------------------   ------------------------------
                                                      Deferred          Deferred         Deferred         Deferred
                                                        Tax               Tax               Tax             Tax
                                                       Asset           Liability           Asset         Liability
                                                   ---------------   ---------------   --------------   -------------
      Policyholder reserves                      $       131,587   $                 $     143,244    $
      Deferred policy acquisition costs                                     49,455                             39,933
      Deferred acquisition cost proxy
        tax                                              103,529                           100,387
      Investment assets                                   69,561                                               19,870
      Net operating loss carryforwards                       444                             2,867
      Other                                                                    582           6,566
                                                   ---------------   ---------------   --------------   -------------
               Subtotal                                  305,121            50,037         253,064             59,803
      Valuation allowance                                 (1,761)                           (1,778)
                                                   ---------------   ---------------   --------------   -------------
               Total Deferred Taxes              $       303,360   $        50,037   $     251,286    $        59,803
                                                   ===============   ===============   ==============   =============

     Amounts included in investment assets above include $58,711 and $(34,556) related to the unrealized gains/(losses) on the Company's fixed maturities available-for-sale at December 31, 1999 and 1998, respectively.



     The Company will file a consolidated tax return for 1999. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 1999, the Company's subsidiaries had approximately $1,271 of net operating loss carryforwards, expiring through the year 2014. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 1999 and 1998, respectively.

     The Company's valuation allowance was increased (decreased) in 1999, 1998, and 1997 by $(17), $(1,792), and $34, respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

     Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.


11.      COMPREHENSIVE INCOME

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement established new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholder's equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities and related offsets for reserves and deferred policy acquisition costs, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income. The 1997 financial statements have been reclassified to conform to the requirements of Statement No. 130.

         Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
      ==================================================
                                                                Amount            or Benefit             Amount
      ==================================================    ----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      ==================================================
      securities:
      ==================================================
         Unrealized holding gains (losses) arising
      ==================================================
            during the period                            $       (303,033)   $        106,061    $        (196,972)
      ==================================================
         Less:  reclassification adjustment for
      ==================================================
            (gains) losses realized in net income                  (9,958)              3,485               (6,473)
      ==================================================
                                                            ----------------    ----------------    -----------------
         Net unrealized gains (losses)                           (312,991)            109,546             (203,445)
      ==================================================
      ==================================================
      Reserve and  DAC adjustment                                  87,729             (30,705)              57,024
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive loss                           $       (225,262)   $         78,841    $        (146,421)
      ==================================================    ================    ================    =================




         Other comprehensive income at December 31, 1998 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
                                                                Amount            or Benefit             Amount
                                                            ----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale
      securities:
         Unrealized holding gains (losses) arising
            during the period                            $         39,430    $        (13,800)   $          25,630
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 (14,350)              5,022               (9,328)
                                                            ----------------    ----------------    -----------------
         Net unrealized gains                                      25,080              (8,778)              16,302
      Reserve and  DAC adjustment                                 (11,614)              4,065               (7,549)
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive income                         $         13,466    $         (4,713)   $           8,753
                                                            ================    ================    =================


         Other comprehensive income at December 31, 1997 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
      ==================================================
                                                                Amount            or Benefit             Amount
      ==================================================    ----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      ==================================================
      securities:
      ==================================================
         Unrealized holding gains (losses) arising
      ==================================================
            during the period                            $         80,821    $        (28,313)   $          52,508
      ==================================================
         Less:  reclassification adjustment for
      ==================================================
            (gains) losses realized in net income                   2,012                (704)               1,308
      ==================================================
                                                            ----------------    ----------------    -----------------
         Net unrealized gains                                      82,833             (29,017)              53,816
      ==================================================
      ==================================================
      Reserve and  DAC adjustment                                 (24,554)              8,594              (15,960)
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive income                         $         58,279    $        (20,423)   $          37,856
      ==================================================    ================    ================    =================


12.      STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

     Effective September 30, 1998, the Company purchased all of its outstanding series of preferred stock, which were owned by the Parent Corporation, for $121,800. At December 31, 1999 and 1998, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

     The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                             1999               1998              1997
                          --------------   ---------------   ---------------
                          (Unaudited)
      Net income             253,123     $      225,863    $      181,312
      Capital and surplus  1,007,245            727,124           759,429

     The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1999 were $1,007,245 and $245,148 (unaudited), respectively. The Company should be able to pay up to $245,148 (unaudited) of dividends in 2000.



     Dividends of $0, $6,692, and $8,854 were paid on preferred stock in 1999, 1998, and 1997, respectively. In addition, dividends of $92,053, $73,344, and $62,540 were paid on common stock in 1999, 1998, and 1997, respectively. Dividends are paid as determined by the Board of Directors.


13.      STOCK OPTIONS

     Great-West Lifeco Inc. (Lifeco) is the parent of the Parent Corporation. Lifeco has a stock option plan (the Lifeco plan) that provides for the granting of options for common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 1999, 1998, and 1997, stock available for award to Company employees under the Lifeco plan aggregated 885,150, 1,424,400, and 3,440,000 shares.

     The plan provides for the granting of options with varying terms and vesting requirements. The basic options under the plan become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Options granted in 1998 and 1997 to Company employees totaling 278,000 and 1,832,000, respectively, become exercisable if certain long-term cumulative financial targets are attained. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. Additional options granted in 1998 totaling 380,000 become exercisable if certain sales or financial targets are attained. During 1999 and 1998, 11,250 and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $23 and $116, respectively. If exercisable, the exercise period runs from the date that the particular options become exercisable until January 27, 2008.

     The following table summarizes the status of, and changes in, Lifeco options granted to Company employees which are outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                            1999                         1998                         1997
                                  --------------------------   --------------------------   -------------------------
                                    Options         WAEP         Options         WAEP         Options         WAEP
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Jan. 1,           6,544,824  $    8.07         5,736,000  $    7.71        4,104,000   $    6.22
        Granted                        575,500      16.48           988,000      13.90        1,932,000       11.56
        Exercised                      234,476       5.69            99,176       5.93           16,000        5.95
        Expired or canceled            318,750      13.81            80,000      13.05          284,000        6.17
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Dec. 31,          6,567,098       9.04         6,544,824       8.07        5,736,000        7.71
                                  =============   ==========   =============   ==========   =============   =========

      Options exercisable
        at year-end                  2,215,998  $    6.31         1,652,424  $    5.72          760,800   $    5.96
                                  =============   ==========   =============   ==========   =============   =========

      Weighted average fair
      value of options
      granted during year       $    5.23                    $    4.46                    $    2.83
                                  =============                =============                =============



     The following table summarizes the range of exercise prices for outstanding
     Lifeco common stock options granted to Company employees at December 31, 1999:

                                                   Outstanding                                Exercisable
      ========================   ------------------------------------------------   ---------------------------------
                                                                      Average                             Average
      ========================
             Exercise                                  Average        Exercise                           Exercise
      ========================
            Price Range              Options            Life           Price            Options            Price
      ------------------------   ----------------    ------------   -------------   ----------------   --------------
      $ 5.87  -   7.80               3,554,348           6.63     $      5.95           2,108,748    $     5.92
      ========================
      $11.25 - 15.81                 2,842,000           7.86     $     12.37             107,250    $    14.03
      ========================
      $16.53 - 18.65                   170,500           9.18           17.93              -                 -
      ========================

     Of the exercisable Lifeco options, 2,174,748 relate to basic option grants and 41,250 relate to variable grants.

     Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in April 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 1999, 1998 and 1997, stock available for award under the PFC plan aggregated 4,340,800, 4,400,800, and 4,400,800 shares.

     Options granted to officers of the Company under the PFC plan became exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

     The following table summarizes the status of, and changes in, PFC options granted to Company officers which remain outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                            1999                         1998                         1997
                                  --------------------------   --------------------------   -------------------------
                                    Options         WAEP         Options         WAEP         Options         WAEP
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Jan. 1,             355,054  $    2.89         1,076,000  $    3.05        1,329,200   $    3.14
        Exercised                       70,000       2.28           720,946       2.98          253,200        2.93
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Dec. 31,            285,054       3.23           355,054       2.89        1,076,000        3.05
                                  =============   ==========   =============   ==========   =============   =========

      Options exercisable
        at year-end                    285,054  $    3.23           355,054  $    2.89        1,076,000   $    3.05
                                  =============   ==========   =============   ==========   =============   =========

     As of December 31, 1999, the PFC options outstanding have exercise prices between $2.38 and $3.65 and a weighted-average remaining contractual life of 1.7 years.



     The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25, "Accounting for Stock Issued to Employees", under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,039, $727, and $608, in 1999, 1998, and 1997, respectively. The fair value of
     each  option   grant  was   estimated  on  the  date  of  grant  using  the
     Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 1999, 1998, and 1997, respectively: dividend yields of 3.63%, 3.0% and 3.0%, expected volatility of 32.4%, 34.05%, and 24.04%, risk-free interest rates of 6.65%, 4.79%, and
     4.72%, and expected lives of 7.5 years.


14.      SEGMENT INFORMATION

     The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses.

     The accounting  policies of the segments are the same as those described in
     Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

     The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

     The Company's operations are not materially dependent on one or a few customers, brokers or agents.



     Summarized segment financial information for the year ended and as of December 31 was as follows:


         Year ended December 31, 1999

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        990,449     $       172,734     $      1,163,183
      ================================================
         Fee income                                             548,580              86,567              635,147
      ================================================
         Net investment income                                   80,039             795,907              875,946
      ================================================
         Realized investment gains (losses)                      (1,224)              2,308                1,084
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                  1,617,844           1,057,516            2,675,360
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               789,084             792,755            1,581,839
      ================================================
         Operating expenses                                     661,119             143,422              804,541
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                    1,450,203             936,177            2,386,380
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               167,641             121,339              288,980
               taxes
      ================================================
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
               Net income                              $        116,638     $        89,080     $        205,718
      ================================================    =================   =================   =================

         Assets:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Investment assets                                $      1,467,464     $    11,590,591     $     13,058,055
      ================================================
      Other assets                                              646,036             909,172            1,555,208
      ================================================
      Separate account assets                                 7,244,145           5,535,871           12,780,016
      ================================================    -----------------   -----------------   -----------------
               Total assets                            $      9,357,645     $    18,035,634     $     27,393,279
      ================================================    =================   =================   =================



        Year ended December 31, 1998

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        746,898     $       247,965     $        994,863
      ================================================
         Fee income                                             444,649              71,403              516,052
      ================================================
         Net investment income                                   95,118             802,242              897,360
      ================================================
         Realized investment gains (losses)                       8,145              30,028               38,173
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                  1,294,810           1,151,638            2,446,448
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               590,058             872,411            1,462,469
      ================================================
         Operating expenses                                     546,959             141,269              688,228
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                    1,137,017           1,013,680            2,150,697
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               157,793             137,958              295,751
               taxes
      ================================================
      Income taxes                                               50,678              48,158               98,836
                                                          -----------------   -----------------   -----------------
               Net income                              $        107,115     $        89,800     $        196,915
      ================================================    =================   =================   =================


         Assets:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Investment assets                                $      1,434,691     $    12,235,845     $     13,670,536
      ================================================
      Other assets                                              567,126             785,940            1,353,066
      ================================================
      Separate account assets                                 5,704,313           4,395,230           10,099,543
      ================================================    -----------------   -----------------   -----------------
               Total assets                            $      7,706,130     $    17,417,015     $     25,123,145
      ================================================    =================   =================   =================





         Year ended December 31, 1997

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        465,143     $       368,036     $        833,179
      ================================================
         Fee income                                             358,005              62,725              420,730
      ================================================
         Net investment income                                  100,067             781,606              881,673
      ================================================
         Realized investment gains (losses)                       3,059               6,741                9,800
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                    926,274           1,219,108            2,145,382
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               371,333           1,013,717            1,385,050
      ================================================
         Operating expenses                                     427,969             123,756              551,725
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                      799,302           1,137,473            1,936,775
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               126,972              81,635              208,607
               taxes
      ================================================
      Income taxes                                               28,726              21,121               49,847
                                                          -----------------   -----------------   -----------------
               Net income                              $         98,246     $        60,514     $        158,760
      ================================================    =================   =================   =================

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                     1999                1998                 1997
      ======================================    ----------------    ----------------    -----------------
                                                ----------------
      Premium Income:
      ======================================
      ======================================
         Employee Benefits
      ======================================
             Group Life & Health             $        990,449    $        746,898    $        465,143
      ======================================    ----------------    ----------------    -----------------
                  Total Employee Benefits             990,449             746,898             465,143
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
         Financial Services
      ======================================
      ======================================
             Savings                                   14,344              16,765              22,634
      ======================================
             Individual Insurance                     158,390             231,200             345,402
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Financial Services            172,734             247,965             368,036
      ======================================    ----------------    ----------------    -----------------
               Total premium income          $      1,163,183    $        994,863    $        833,179
      ======================================    ================    ================    =================
                                                ----------------
      Fee Income:
      ======================================
      ======================================
         Employee Benefits
      ======================================
             Group Life & Health             $        454,071    $        366,805    $        305,302
      ======================================
               (uninsured plans)
      ======================================
             401(k)                                    94,509              77,844              52,703
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Employee Benefits             548,580             444,649             358,005
      ======================================    ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
         Financial Services
      ======================================
      ======================================
             Savings                                   81,331              71,403              62,725
      ======================================
             Individual Insurance                       5,236
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Financial Services             86,567              71,403              62,725
      ======================================    ----------------    ----------------    -----------------
               Total fee income              $        635,147    $        516,052    $        420,730
      ======================================    ================    ================    =================



15.      COMMITMENTS AND CONTINGENCIES

     On October 6, 1999, the Company entered into a purchase and sale agreement (the Agreement) with Allmerica Financial Corporation (Allmerica) to acquire Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business is expected to be underwritten and retained by the Company upon each policy renewal date. The purchase price, as defined in the Agreement, will be based on a percentage of the amount in-force at March 1, 2000 contingent on the persistency of the block of business through March 2001. Management does not expect the purchase price to have a material impact on the Company's consolidated financial statements.

     The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.


16.      SUBSEQUENT EVENTS

     Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement is expected to convert to an assumption reinsurance agreement by January 1, 2001, pending regulatory approval. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for an equal amount of cash and miscellaneous assets from General American.

                                                 C-2
                                               PART C
                                          OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements


        The financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1999, 1998 and 1997 and the financial statements for Maxim Series Account for the years ended December 31, 1999 and 1998 are attached to the statement of additional information filed herewith.


        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is incorporated by reference to Registrant's Registration Statement.

               (2)  Not applicable.

               (3) Exhibit 3 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

               (4) Exhibit 4 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

               (5) Exhibit 5 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

          (6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Amendment No. 2 to the Registration Statement filed by Depositor on Form N-4 on October 29, 1996, Registration No. 333-01153.

               (7)  Not applicable.

               (8) Exhibit 8 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

               (9) Exhibit 9 is incorporated by reference to Registrant's Registration Statement filed on August 14, 1998.

               (10)(a)Consent of Jorden Burt Boros Cicchetti  Berenson & Johnson
                      LLP is attached as Exhibit 10a.

               (b)  Written  Consent of  Deloitte & Touche  LLP is  attached  as
                    Exhibit 10b.


               (11)  Not Applicable.

               (12)  Not Applicable.

               (13) Exhibit 13 is incorporated by reference to Registrant's Registration Statement filed on August 24, 1998.

Item 25.       Directors and Officers of the Depositor

                                                                        Position and Offices

Name                         Principal Business Address                         with
Depositor



James Balog                  2205 North Southwinds Boulevard                    Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (4)                                         Director

Orest T. Dackow                             (3)                                 Director

Andre Desmarais                             (4)                                 Director

Paul Desmarais, Jr.                 (4)                                         Director

Robert G. Graham             574 Spoonbill Drive                                Director
                             Sarasota, Florida  34236

Robert Gratton                      (5)                                         Chairman

N. Berne Hart                2552 East Alameda Avenue, #99                      Director
                             Denver, Colorado  80209

Kevin P. Kavanagh                   (1)                                         Director

William Mackness             61 Waterloo Street                                 Director
                             Winnipeg, Manitoba R3N 0S3


William T. McCallum                 (3)                                         Director,    President
                                                                                        and
                                                                                Chief Executive Officer

Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited                      Director
                             P.O. Box 130
                             275 Commercial Street

                        North Sydney, Nova Scotia B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                                 Director

Michel Plessis-Belair, F.C.A.               (4)                                 Director


Brian E. Walsh               Veritas Capital Management, LLC                    Director
                             115 East Putnam Avenue
                             Greenwich, Connecticut  06830


Michael R. Bracco                   (2)                                         Senior   Vice President,
                                                                                Employee Benefits


John A. Brown                       (3)                                         Senior
                                                                                Vice-President,
                                                                                Sales, Financial Services

Donna A. Goldin                             (2)                                 Executive
                                                                                Vice President,
                                                                                Chief Operating Officer,
                                                                                One Corporation

Mitchell T. Graye                           (3)                                 Executive
                                                                                Vice-President,
                                                                                Chief Financial Officer


Mark S. Hollen                      (3)                                         Senior Vice President
                                                                                FASCorp


John T. Hughes                      (3)                                         Senior
                                                                                Vice-President,
                                                                                Chief Investment Officer


D. Craig Lennox                             (6)                                 Senior
                                                                                Vice-President,
                                                                                General Counsel and
                                                                                Secretary


Dennis Low                          (3)                                         Executive
                                                                                Vice-President,
                                                                                Financial Services

Alan D. MacLennan                   (2)                                         Executive
                                                                                Vice-President,
                                                                                Employee Benefits

Steven H. Miller                            (2)                                 Senior    Vice
                                                                                President,
                                                                                Employee     Benefits,
                                                                                Sales

                                                                        Position and Offices

James D. Motz                       (2)                                 Executive
                                                                        Vice-President,
                                                                        Employee Benefits

Charles P. Nelson                           (3)                          Senior
                                                                        Vice-President
                                                                        Public      Non-Profit
                                                                         Markets

Martin L. Rosenbaum                 (2)                                 Senior
                                                                        Vice-President,
                                                                        Employee Benefits


Greg E. Seller                      (3)                                 Senior
                                                                        Vice-President,
                                                                        Government Markets


Robert K. Shaw                      (3)                                 Senior Vice-President
                                                                        Individual Markets


George D. Webb                      (3)                                 Senior Vice-President
                                                                        Public/Non-Profit

                                                                        Operations

Douglas L. Wooden                   (3)                                 Executive
                                                                        Vice-President,
                                                                        Financial Services


-------------------------------------

(1)     100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)     8505 East Orchard Road, Englewood, Colorado  80111.

(3)     8515 East Orchard Road, Englewood, Colorado  80111.

(4)     Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

(5)     Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.


(6)     8525 East Orchard Road, Englewood, Colorado 80111



Item 26.       Persons controlled by or under common control with the Depositor or Registrant
               ------------------------------------------------------------------------------




Power Corporation of Canada
               100% - 2795957 Canada Inc.
                      100% - 171263 Canada Inc.
                             67.5%  -  Power  Financial   Corporation   81.1%  -
                                    Great-West Lifeco Inc.

                                            100% - The Great-West Life Assurance Company
                                                   100% - GWL&A Financial (Nova Scotia) Co.
                                                        100% GWL&A Financial, Inc.
                                                            100%  -   Great-West   Life   &   Annuity Insurance Capital I

                                                            100%  -   Great-West   Life   &   Annuity Insurance Company

                                                          100% - Alta Health & Life Insurance Company
                                                                 100% - Alta Agency, Inc.
                                                          100%      -      First
                                                          Great-West    Life   &
                                                          Annuity      Insurance
                                                          Company   100%   -  GW
                                                          Capital    Management, LLC

                                                                 100% - Orchard  Capital  Management, LLC

                                                                 100% - Greenwood Investments, Inc.
                                                          100% -  Financial  Administrative  Services Corporation

                                                          100% - One Corporation

                                                                 100% - One Health Plan of  Illinois, Inc.
                                                                 100% - One  Health  Plan  of  Texas, Inc.
                                                                 100%   -   One   Health    Plan   of California, Inc.
                                                                 100% - One Health Plan of  Colorado, Inc.
                                                                 100% - One Health  Plan of  Georgia, Inc.
                                                                 100%  - One  Health  Plan  of  North Carolina, Inc.
                                                                 100%   -   One   Health    Plan   of Washington, Inc.
                                                                 100% - One Health Plan of Ohio, Inc.
                                                                 100%   -   One   Health    Plan   of Tennessee, Inc.
                                                                 100% - One  Health  Plan of  Oregon, Inc.
                                                                 100% - One Health  Plan of  Florida, Inc.
                                                                 100% - One Health  Plan of  Indiana, Inc.
                                                                 100%   -   One   Health    Plan   of Massachusetts, Inc.
                                                                 100% - One Health Plan, Inc.
                                                                 100% - One  Health  Plan of  Alaska, Inc.
                                                                 100% - One Health  Plan of  Arizona, Inc.
                                                                 100% - One of Arizona, Inc.
                                                                 100% - One  Health  Plan  of  Maine, Inc.
                                                                 100% - One  Health  Plan of  Nevada, Inc.
                                                                 100%  -  One  Health   Plan  of  New Hampshire, Inc.
                                                                 100%  -  One  Health   Plan  of  New Jersey, Inc.
                                                                 100%  - One  Health  Plan  of  South Carolina, Inc.
                                                                 100%   -   One   Health    Plan   of Wisconsin, Inc.
                                                                 100% - One Health  Plan of  Wyoming, Inc.
                                                                 100% - One Orchard Equities, Inc.
                                                          100% - Great-West Benefit Services, Inc.
                                                          100% - Benefits Communication Corporation
                                                                 100% - BenefitsCorp Equities, Inc.
                                                          100% - Benefits Advisors, Inc.
                                                          100% - Greenwood Property Corporation
                                                           95% - Maxim Series Fund, Inc.*
                                                          100% - GWL Properties Inc.
                                                                 100%     -     Great-West     Realty Investments, Inc.
                                                           50% - Westkin Properties Ltd.
                                                           92%- Orchard Series Fund **
                                                          100% - Orchard Trust Company
                                                          100%  -  National  Plan   Coordinators   of Delaware, Inc.
                                                       100% - NPC Securities, Inc.
                                                       100% - Deferred Comp of Michigan, Inc.
                                                     100% - National Plan Coordinators of
                                                     Washington, Inc.
                                                     100% - National Plan Coordinators of
                                                     Ohio, Inc.
                                                       100% - Renco, Inc.
                                                       100% - P.C. Enrollment Services &
                                                   Insurance      Brokerage, Inc.


* 5% New England Life Insurance Company
        ** 8% New England Life Insurance Company

Item 27.              Number of Contract Owners

               As of February 29, 2000, there were 86 Contract Owners.


Item 28.              Indemnification

               Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. Director includes, unless the context requires otherwise, the estate or personal representative of a director.

           (3)    "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                  (a)    The person conducted himself or herself in good faith;

                  (b)    The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                    (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4)    A corporation may not indemnify a director under this section:

                    (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a)  The  director   furnishes   the   corporation  a  written
                  affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b)  If  it  determines   that  the  director  is  fairly  and
                  reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

           (1)  A  corporation  may  not  indemnify  a  director  under  Section
           7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required to be made under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b)    By the shareholders.

           (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

           (1)    Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory  indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

Item 29.   Principal Underwriter

           (a)    BenefitsCorp Equities,  Inc. ("BCE") is the distributor of securities of the
           Registrant.
           (b)    Directors and Officers of BCE
                                                                    Position and Offices

Name                     Principal Business Address                        with Underwriter


Charles P.  Nelson                     (1)                          Director        and
                                                                    President

John A. Brown                   (1)                                 Director

Dennis Low                      (1)                                 Director

Gregory E. Seller        18101 Von Karman Ave., Suite 1460          Director               and
                                                                        Vice-President,
                         Irvine, CA  92612                                 Major Accounts

Robert K. Shaw                  (1)                                 Director

Douglas L. Wooden               (1)                                 Director

Jack Baker                      (1)                                 Vice   President,
                                                                    Licensing and
                                                                    Contracts

Glen R. Derback                 (1)                                 Treasurer

Beverly A. Byrne                (1)                                 Secretary  and  Compliance
                                                                    Officer


(1)  8515 East Orchard Road, Englewood, CO  80111

   (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net

                Name of           Underwriting                   Compensation
                Principal         Discounts and                       on               Brokerage
                Underwriter               Commissions           Redemption           Commissions
                Compensation
BCE               -0-                           -0-                      -0-
                                                                                         -0-


Item 30.   Location of Accounts and Records

           All accounts,  books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GWL&A.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements for effectiveness under Rule 485(b) and has duly caused this Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 26th day of April, 2000.

                                            MAXIM SERIES ACCOUNT
                                            (Registrant)



                               By:    /s/ William T. McCallum
                                      William T. McCallum, President
                                      and Chief Executive Officer of
                                      Great-West Life & Annuity
                                      Insurance Company

                               GREAT-WEST LIFE & ANNUITY
                               INSURANCE COMPANY
                      (Depositor)

                               By:    /s/ William T. McCallum
                                      -----------------------
                                      William T. McCallum, President
                                      and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                   Date


/s/ Robert Gratton*                                   April 26th, 2000
-------------------                                   ----------

Director and Chairman of the
Board (Robert Gratton)




Signature and Title                                   Date


/s/ William T. McCallum                               April 26th, 2000
-----------------------                               ----------

Director, President and Chief Executive
Officer (William T. McCallum)





/s/ Mitchell T.G. Graye                               April 26th, 2000
-----------------------                               ----------

Executive Vice President, Chief
Financial Officer
(Mitchell T.G. Graye)




/s/ James Balog*                                      April 26th, 2000
----------------                                      ----------
Director, (James Balog)



/s/ James W. Burns*                                   April 26th, 2000
-------------------                                   ----------
Director, (James W. Burns)



/s/ Orest T. Dackow*                                  April 26th, 2000
--------------------                                  ----------
Director (Orest T. Dackow)



/s/ Andre Desmarais*                                  April 26th, 2000
--------------------                                  ----------
Director (Andre Desmarais)



/s/ Paul Desmarais, Jr.*                              April 26th, 2000
------------------------                              ----------
Director (Paul Desmarais, Jr.)




Signature and Title                                   Date


/s/ Robert G. Graham*                                 April 26th, 2000
----------------------                                ----------
Director (Robert G. Graham)



/s/ N. Berne Hart*                                           April 26th, 2000
------------------                                           ----------
Director (N. Berne Hart)



/s/ Kevin P. Kavanagh*                                April 26th, 2000
----------------------                                ----------
Director (Kevin P. Kavanagh)



/s/ William Mackness*                                 April 26th, 2000
---------------------                                 ----------
Director (William Mackness)



/s/ Jerry E.A. Nickerson*                             April 26th, 2000
-------------------------                             ----------
Director (Jerry E.A. Nickerson)



/s/ P. Michael Pitfield*                                     April 26th, 2000
------------------------                                     ----------
Director (P. Michael Pitfield)



/s/ Michel Plessis-Belair*                            April 26th, 2000
--------------------------                            ----------
Director (Michel Plessis-Belair)



/s/ Brian E. Walsh*                                   April 26th, 2000
-------------------                                   ----------
Director (Brian E. Walsh)




Signature and Title                                   Date


By: /s/ D.C. Lennox                                   April 26th, 2000
   ----------------                                   ----------
        D. C. Lennox




        *   Attorney-in-fact   pursuant  to  Powers  of   Attorney   filed  with
        Pre-Effective Amendment No. 1 to this Registration Statement.